FORUM                   ANNUAL REPORT
        FUNDS                   MARCH 31, 2001

                                INVESTORS BOND FUND

                                TAXSAVER BOND FUND

                                MAINE TAXSAVER
                                BOND FUND

                                NEW HAMPSHIRE TAXSAVER
                                BOND FUND

                                PAYSON BALANCED FUND

                                PAYSON VALUE FUND





                        [Image: Greek Temple]

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TABLE OF CONTENTS                                                 MARCH 31, 2001
--------------------------------------------------------------------------------


A Message to Our Shareholders..................................................1
Discussion: Forum Investment Advisors, LLC.....................................2
Discussion: H.M. Payson & Co...................................................3
Forum Funds Performance........................................................4

FINANCIAL STATEMENTS OF THE FORUM FUNDS

Schedules of Investments:

    Investors Bond Fund........................................................7
    TaxSaver Bond Fund.........................................................8
    Maine TaxSaver Bond Fund..................................................10
    New Hampshire TaxSaver Bond Fund..........................................14
    Payson Balanced Fund......................................................17
    Payson Value Fund.........................................................19

Notes to Schedules of Investments.............................................20

Statements of Assets and Liabilities..........................................21

Statements of Operations......................................................23

Statements of Changes in Net Assets...........................................25

Financial Highlights..........................................................28

Notes to Financial Statements.................................................30

Independent Auditor's Report..................................................34


                                                                  FORUM FUNDS(R)

                 (This page has been left blank intentionally.)



                                                                     FORUM FUNDS

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------



Dear Investor,                                                    March 31, 2001

         We are pleased to present the annual report for the funds in the Forum Funds family with a fiscal year ending on March 31, 2001. This report includes a review of financial highlights and our perspective on the financial markets. As of the end of the period, net assets in the Forum Funds presented in this annual report total more than $114.9 million.

         We have seen dramatic changes in the markets over the last twelve months. The Funds' fiscal year has been marked by a significant decline in the technology heavy Nasdaq, which in this period plunged from a high of 4446 in April 2000 to 1840 as of March 30, 2001. This decline translated to a -59.7% total return (calculated on price only) for the twelve month period. To a much lesser degree, the S&P 500 Index and the Dow Jones Industrials also weakened, decreasing by 21.7% and 8.1% respectively. Throughout the fiscal year, the Federal Reserve went from an inflation bias, increasing interest rates, to a weakness bias, with recent decreases in interest rates. Specifically, the Federal Reserve has eased rates by 1.5% since last May, with the majority of the decrease taking place since the beginning of this year.

         The state of the equity markets has created somewhat of a tail wind in the fixed-income markets. The lack of inflationary pressures and the anticipation of the Federal Reserve maintaining relatively low interest rates bode well for our fixed income Funds. The performance of these Funds is notably stronger than that of the prior fiscal year (explained in detail in the Management's Discussion ). As always, it is important to remember that past performance is no guarantee of future results.

         We continue to monitor the Federal Reserve activity, the state of the economy and the fundamental data that influence the economy, in particular the inflationary pressures associated with the oil price hikes that began last year and other data regarding corporate earnings and credit quality. We are also on the watch for developments that may change the current tax structure, as some changes may have an impact on municipal bond holdings. Our Funds continue to be conservatively managed. The portfolio management team seeks to position the Funds to take advantage of a declining interest rate environment.

         We thank you for your investment in Forum Funds and appreciate your continued confidence in us. We invite you to review this annual report for additional details about the Funds, including the Adviser's comments on market conditions. We will strive to continue to meet your financial needs through the prudent management of the Funds' investments. If you have any questions, please discuss them with your local investment professional or call us at 207-879-0001.


                                   Sincerely,

                                   /s/ John Y. Keffer

                                   John Y. Keffer
                                   President


                                                                     FORUM FUNDS

--------------------------------------------------------------------------------

DISCUSSION:  FORUM INVESTMENT ADVISORS, LLC
--------------------------------------------------------------------------------


ECONOMIC OVERVIEW

         The most remarkable sustained period of growth in the U.S. economy has come to a halt during the past fiscal year. The strong economic data that resulted in the economic expansion for nearly a decade has drastically changed. Economic Growth began to stall after the Federal Reserve increased interest rates in an effort to curb inflationary tendencies. Uncertainty regarding the outcome of the Presidential election added to economic concerns. Corporate profits have declined, and the credit quality of household names such as Lucent Technologies and Xerox deteriorated. Lastly, Gross Domestic Product (GDP), the broadest measure of economic activity and principal indicator of economic performance, has also shown considerable weakness compared to last year. In the final quarter of the Funds' fiscal year, GDP slowed to 2% versus 4.8% rate in the same period of 2000.

THE MARKETS AND FUND PERFORMANCE *
         In the markets, U.S. equities had their worst annual performance in decades. Some of the hardest hit stocks (i.e. Cisco Systems and EMC) were top picks of investors a year ago. But as stocks have suffered, the U.S. bond markets posted positive returns. Falling interest rates helped the yield curve return to a more normal position, with longerterm bonds earning higher yields. In the fixed income markets, Investors Bond Fund also beat its benchmark. On a total return basis, Investors Bond completed the year at 11.90% versus Morningstar Corporate General Bond Funds Average of 9.83%. Two of our municipal bond funds had strong performance this year, compared with last year, despite coming in just below their respective benchmark for the year. The Maine TaxSaver Bond Fund and the New Hampshire TaxSaver Bond Fund had total returns of 8.69% and 8.41% respectively, versus Morningstar Municipal-Single State Bond Funds Average of 9.55%.


CONCLUSION

         The financial markets are looking for defining economic trends or some noteworthy events that will give direction to the economy and the markets. While the relentless volatility in the markets has been challenging, our portfolio management team has maintained its investment discipline as we focus on long-term investing. We remain committed to assisting with your financial goals with this long-term approach to portfolio management.


                                   Forum Investment Advisors, LLC
                                   Investment Adviser


* PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FORUM FUNDS AND MORNINGSTAR PERFORMANCE FIGURES DO NOT INCLUDE THE EFFECT OF THE SALES CHARGES. FOR ADDITIONAL FUND PERFORMANCE INFORMATION PLEASE REFER TO PAGES 4 THROUIGH 6. FOR UP-TO-DATE FUND PERFORMANCE PLEASE CALL (800) 943-6786.


                                       2                             FORUM FUNDS

--------------------------------------------------------------------------------

DISCUSSION: H.M. PAYSON & CO.
--------------------------------------------------------------------------------

March 31, 2001

Dear Payson Fund Shareholder:

          The changes in the domestic equity markets over the last twelve months have been nothing short of historic. Needless to say, it has been a rough twelve months for most equity investors. The technology stock mania that manifested itself in 1998 and peaked in March of 2000 has now subsided, leaving behind what may be remembered as the largest speculative bubble in modern financial history. For the twelve months ending March 31, 2001, the S&P 500 Index produced a total return of -21.7%, a loss that pales in comparison to the Nasdaq Composite Index plunge of 59.7%.

          Fortunately for Payson Fund shareholders, much of the carnage in the equity markets occurred in the technology sector, as investors rediscovered companies with reasonable ratios of price to earnings, cash flow, book value, and sales. Throughout most of the year 2000, the Payson Funds were under weighted in technology stocks, and had a healthy allocation to those so-called old economy companies which in general produced reasonable investment returns over the past year. Late in calendar year 2000, when many technology stocks were at last trading at what we believed to be reasonable valuations, we began to increase our technology exposure, and as of the Funds' year end, the Funds were over weighted in this sector. For the year ending March 31, 2001, we are pleased that the Funds produced total returns much better than their comparable benchmarks, as shown on pages 4 and 6.

          While we will refrain from predicting the near-term course of our economy and of the overall stock market, we believe there is reason for optimism. Among these reasons are: an economy slowing but still growing, overall flat but not declining corporate earnings, unemployment near thirty- year lows, a controlled inflation environment, a business-friendly administration in Washington that presents the prospect of meaningful, long-term fiscal policy change, an accommodative Federal Reserve, low interest rates, stock valuations not yet cheap but at least reasonable, and lastly, large amounts of cash that will presumably look for a home in the equity markets. Sooner or later, we believe it is reasonable to expect stock prices to begin to reverse the declines of the past year, with the caveat that we will not likely reach the extreme valuations in technology stocks that we witnessed just a year ago.

          As always, we thank you for your continued confidence which you have placed in us.

                                   H.M. Payson & Co.
                                   Investment Adviser


                                       3                             FORUM FUNDS

--------------------------------------------------------------------------------

FORUM FUNDS PERFORMANCE
--------------------------------------------------------------------------------

                         SUMMARY PERFORMANCE INDICATORS
            TWELVE MONTH TOTAL RETURN - PERIOD ENDING MARCH 31, 2001

                                                                      FORUM VS.
                                          FORUM       BENCHMARK       BENCHMARK
                                          -----       ---------       ---------
Investors Bond Fund                      11.90%           9.83% (1)       2.07%
TaxSaver Bond Fund                        8.71%           8.98% (2)      (0.27)%
Maine TaxSaver Bond Fund                  8.69%           9.55% (3)      (0.86)%
New Hampshire TaxSaver Bond Fund          8.41%           9.55% (3)      (1.14)%
Payson Balanced Fund                      8.99%          (5.87)% (4)     14.86%
Payson Value Fund                        (6.83)%        (10.70)% (5)      3.87%

(1) MORNINGSTAR Corporate Bond-General Funds Average:          (4) MORNINGSTAR Balanced Funds Average:
    619 Funds in Category                                          472 Funds in Category
(2) MORNINGSTAR Municipal Bond-National Funds Average:         (5) MORNINGSTAR Growth & Income Funds Average:
    552 Funds in Category                                          905 Funds in Category
(3) MORNINGSTAR Municipal Single State Bond Funds Average:
    956 Funds in Category


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FORUM FUNDS AND MORNINGSTAR FIGURES DO NOT INCLUDE THE EFFECT OF MAXIMUM SALES CHARGE, SEE TABLE BELOW. DURING THE PERIOD CERTAIN FEES AND EXPENSES WERE WAIVED BY THE SERVICE PROVIDERS. IF THE MAXIMUM SALES CHARGE WAS REFLECTED AND IF THERE HAD BEEN NO FEE WAIVERS, THE QUOTED PERFORMANCE WOULD BE LOWER.


                              MAXIMUM SALES CHARGES

                       Investors Bond Fund           3.75%
                       TaxSaver Bond Fund            3.75%
                       Maine Municipal Bond Fund     3.00%
                       New Hampshire Bond Fund       3.00%
                       Payson Balanced Fund          4.00%
                       Payson Value Fund             4.00%


                                       4                             FORUM FUNDS

--------------------------------------------------------------------------------

FORUM FUNDS PERFORMANCE
--------------------------------------------------------------------------------

          These charts reflect a comparison in the change in value of a $10,000 investment, including applicable sales charges, in Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund, including reinvestment of dividends and distributions to each Fund's related securities index, over the past 10 fiscal years or since the Funds' inception (for funds lacking 10-year records). The Lehman Brothers Intermediate U.S. Government/Credit Index is a market index of fixed-rate government and investment grade securities with maturities of up to 10 years. The Lehman Brothers 10-year Municipal Bond Index is a market index of investment grade municipal fixed-rate debt securities with an average maturity of 10 years. Each fund is professionally managed while each Index is unmanaged and is not available for investment. Returns include each Fund's maximum sales charge which is 3.75% for Investors Bond and TaxSaver Bond Funds and 3.0% for Maine TaxSaver Bond and New Hampshire TaxSaver Bond Funds. During the period the Funds waived certain fees and expenses; otherwise, total return would have been lower. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT INCLUDING SALES CHARGE

INVESTORS BOND FUND VS. LEHMAN BROTHERS
INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX
Average Annual Total Return on 3/31/01
1 Year: 7.71%
5 Year: 6.24%
10 Year: 7.63%
Value on 3/31/01
Investors Bond Fund: $20,860
Lehman Index: $20,509

             INVESTORS
  Date       BOND FUND       LEHMAN INDEX
  ----       ---------       ------------
  3/91         9,625            10,000
  4/91         9,776            10,109
  5/91         9,893            10,171
  6/91         9,856            10,178
  7/91        10,048            10,292
  8/91        10,237            10,488
  9/91        10,456            10,669
 10/91        10,505            10,790
 11/91        10,590            10,914
 12/91        10,938            11,181
  1/92        10,801            11,080
  2/92        10,869            11,123
  3/92        10,868            11,080
  4/92        10,943            11,177
  5/92        11,136            11,350
  6/92        11,327            11,518
  7/92        11,585            11,747
  8/92        11,634            11,865
  9/92        11,793            12,026
 10/92        11,645            11,870
 11/92        11,627            11,825
 12/92        11,755            11,983
  1/93        11,987            12,216
  2/93        12,238            12,409
  3/93        12,341            12,456
  4/93        12,442            12,558
  5/93        12,470            12,530
  6/93        12,702            12,727
  7/93        12,809            12,758
  8/93        13,088            12,961
  9/93        13,191            13,014
 10/93        13,248            13,049
 11/93        13,134            12,977
 12/93        13,227            13,036
  1/94        13,446            13,181
  2/94        13,201            12,986
  3/94        12,920            12,771
  4/94        12,797            12,685
  5/94        12,811            12,693
  6/94        12,812            12,695
  7/94        13,064            12,878
  8/94        13,116            12,918
  9/94        12,967            12,799
 10/94        12,905            12,797
 11/94        12,917            12,739
 12/94        12,933            12,784
  1/95        12,963            13,000
  2/95        13,305            13,269
  3/95        13,508            13,345
  4/95        13,655            13,510
  5/95        13,987            13,918
  6/95        14,036            14,012
  7/95        13,981            14,014
  8/95        14,069            14,141
  9/95        14,200            14,244
 10/95        14,243            14,402
 11/95        14,485            14,592
 12/95        14,709            14,745
  1/96        14,811            14,872
  2/96        14,749            14,697
  3/96        14,837            14,622
  4/96        14,807            14,570
  5/96        14,847            14,559
  6/96        15,068            14,714
  7/96        15,059            14,757
  8/96        15,133            14,769
  9/96        15,306            14,975
 10/96        15,498            15,239
 11/96        15,770            15,440
 12/96        15,720            15,341
  1/97        15,830            15,401
  2/97        15,875            15,430
  3/97        15,902            15,324
  4/97        16,065            15,504
  5/97        16,160            15,633
  6/97        16,344            15,775
  7/97        16,634            16,096
  8/97        16,596            16,015
  9/97        16,758            16,202
 10/97        17,060            16,381
 11/97        17,213            16,417
 12/97        17,416            16,548
  1/98        17,555            16,765
  2/98        17,568            16,752
  3/98        17,647            16,806
  4/98        17,665            16,891
  5/98        17,852            17,014
  6/98        18,017            17,123
  7/98        18,008            17,183
  8/98        18,250            17,453
  9/98        18,504            17,892
 10/98        18,310            17,874
 11/98        18,399            17,873
 12/98        18,484            17,945
  1/99        18,597            18,043
  2/99        18,243            17,778
  3/99        18,433            17,911
  4/99        18,451            17,966
  5/99        18,259            17,827
  6/99        18,193            17,840
  7/99        18,162            17,824
  8/99        18,168            17,838
  9/99        18,250            18,004
 10/99        18,308            18,051
 11/99        18,280            18,073
 12/99        18,175            18,014
  1/00        18,171            17,948
  2/00        18,308            18,096
  3/00        18,641            18,285
  4/00        17,872            18,243
  5/00        17,882            18,272
  6/00        18,207            18,594
  7/00        18,475            18,736
  8/00        19,094            18,957
  9/00        19,081            19,129
 10/00        19,109            19,216
 11/00        19,277            19,478
 12/00        19,855            19,836
  1/01        20,428            20,162
  2/01        20,742            20,353
  3/01        20,860            20,509


TAXSAVER BOND FUND VS. LEHMAN BROTHERS
10-YEAR MUNICIPAL BOND INDEX
Average Annual Total Return on 3/31/01
1 Year: 4.63%
5 Year: 4.31%
10 Year: 6.03%
Value on 3/31/01
TaxSaver Bond Fund: $17,967
Lehman Index: $20,461

              TAXSAVER
  DATE        BOND FUND     LEHMAN INDEX
  ----        ---------     ------------
  3/91          9,625          10,000
  4/91          9,744          10,138
  5/91          9,791          10,215
  6/91          9,840          10,203
  7/91          9,923          10,309
  8/91         10,014          10,448
  9/91         10,126          10,609
 10/91         10,212          10,695
 11/91         10,249          10,713
 12/91         10,418          10,941
  1/92         10,438          10,964
  2/92         10,470          10,948
  3/92         10,487          10,931
  4/92         10,586          11,035
  5/92         10,697          11,164
  6/92         10,858          11,358
  7/92         11,106          11,730
  8/92         11,042          11,591
  9/92         11,085          11,688
 10/92         11,027          11,569
 11/92         11,217          11,780
 12/92         11,343          11,917
  1/93         11,446          12,118
  2/93         11,788          12,561
  3/93         11,670          12,378
  4/93         11,770          12,496
  5/93         11,833          12,539
  6/93         11,996          12,787
  7/93         12,018          12,819
  8/93         12,225          13,085
  9/93         12,379          13,246
 10/93         12,432          13,267
 11/93         12,359          13,159
 12/93         12,537          13,439
  1/94         12,669          13,604
  2/94         12,470          13,232
  3/94         12,284          12,726
  4/94         12,277          12,866
  5/94         12,415          12,969
  6/94         12,341          12,913
  7/94         12,558          13,130
  8/94         12,568          13,181
  9/94         12,398          13,003
 10/94         12,320          12,814
 11/94         12,193          12,571
 12/94         12,430          12,798
  1/95         12,698          13,129
  2/95         12,953          13,501
  3/95         13,043          13,683
  4/95         13,072          13,700
  5/95         13,384          14,134
  6/95         13,335          14,047
  7/95         13,417          14,253
  8/95         13,556          14,446
  9/95         13,618          14,539
 10/95         13,731          14,706
 11/95         13,934          14,904
 12/95         14,083          14,995
  1/96         14,157          15,147
  2/96         14,125          15,085
  3/96         14,003          14,897
  4/96         13,984          14,844
  5/96         14,011          14,803
  6/96         14,121          14,943
  7/96         14,252          15,087
  8/96         14,266          15,087
  9/96         14,406          15,242
 10/96         14,511          15,435
 11/96         14,713          15,747
 12/96         14,687          15,676
  1/97         14,714          15,738
  2/97         14,829          15,886
  3/97         14,724          15,673
  4/97         14,801          15,789
  5/97         14,951          16,013
  6/97         15,085          16,189
  7/97         15,421          16,644
  8/97         15,315          16,483
  9/97         15,451          16,692
 10/97         15,531          16,780
 11/97         15,609          16,858
 12/97         15,772          17,124
  1/98         15,894          17,314
  2/98         15,907          17,312
  3/98         15,865          17,301
  4/98         15,808          17,205
  5/98         16,048          17,498
  6/98         16,094          17,563
  7/98         16,126          17,591
  8/98         16,336          17,896
  9/98         16,529          18,162
 10/98         16,484          18,170
 11/98         16,528          18,225
 12/98         16,575          18,281
  1/99         16,732          18,562
  2/99         16,666          18,395
  3/99         16,650          18,385
  4/99         16,696          18,435
  5/99         16,619          18,305
  6/99         16,396          17,965
  7/99         16,428          18,086
  8/99         16,300          18,019
  9/99         16,298          18,080
 10/99         16,186          17,952
 11/99         16,297          18,149
 12/99         16,233          18,054
  1/00         16,185          17,980
  2/00         16,313          18,122
  3/00         16,528          18,474
  4/00         16,495          18,381
  5/00         16,447          18,272
  6/00         16,763          18,769
  7/00         16,947          19,028
  8/00         17,132          19,324
  9/00         17,079          19,234
 10/00         17,212          19,431
 11/00         17,243          19,537
 12/00         17,598          19,996
  1/01         17,708          20,254
  2/01         17,843          20,289
  3/01         17,967          20,461


MAINE TAXSAVER BOND FUND VS. LEHMAN BROTHERS
10-YEAR MUNICIPAL BOND INDEX
Average Annual Total Return on 3/31/01
1 Year: 5.43%
5 Year: 4.77%
Since Inception on12/5/91: 5.81%
Value on 3/31/01
Maine TaxSaver Bond Fund: $16,928
Lehman Index: $19,099

           MAINE TAXSAVER
 Date        BOND FUND      LEHMAN INDEX
 ----      --------------   ------------
 11/91          9,700          10,000
 12/91          9,894          10,213
  1/92          9,900          10,235
  2/92          9,859          10,219
  3/92          9,861          10,204
  4/92          9,971          10,301
  5/92         10,083          10,421
  6/92         10,243          10,602
  7/92         10,580          10,949
  8/92         10,466          10,820
  9/92         10,514          10,910
 10/92         10,371          10,799
 11/92         10,580          10,996
 12/92         10,705          11,124
  1/93         10,831          11,311
  2/93         11,174          11,725
  3/93         11,024          11,554
  4/93         11,136          11,664
  5/93         11,181          11,705
  6/93         11,342          11,936
  7/93         11,379          11,966
  8/93         11,615          12,214
  9/93         11,757          12,364
 10/93         11,794          12,384
 11/93         11,689          12,283
 12/93         11,895          12,545
  1/94         12,016          12,699
  2/94         11,743          12,351
  3/94         11,401          11,879
  4/94         11,423          12,010
  5/94         11,535          12,106
  6/94         11,482          12,054
  7/94         11,664          12,256
  8/94         11,701          12,304
  9/94         11,539          12,138
 10/94         11,327          11,961
 11/94         11,127          11,735
 12/94         11,396          11,946
  1/95         11,685          12,256
  2/95         11,996          12,602
  3/95         12,121          12,773
  4/95         12,154          12,788
  5/95         12,518          13,194
  6/95         12,454          13,112
  7/95         12,559          13,304
  8/95         12,681          13,485
  9/95         12,732          13,571
 10/95         12,840          13,728
 11/95         13,010          13,912
 12/95         13,135          13,997
  1/96         13,234          14,139
  2/96         13,199          14,081
  3/96         13,010          13,906
  4/96         13,001          13,856
  5/96         13,019          13,818
  6/96         13,092          13,949
  7/96         13,220          14,083
  8/96         13,228          14,083
  9/96         13,338          14,228
 10/96         13,455          14,408
 11/96         13,647          14,699
 12/96         13,614          14,633
  1/97         13,671          14,691
  2/97         13,771          14,829
  3/97         13,658          14,630
  4/97         13,711          14,738
  5/97         13,856          14,947
  6/97         13,987          15,112
  7/97         14,275          15,537
  8/97         14,163          15,386
  9/97         14,296          15,581
 10/97         14,365          15,663
 11/97         14,419          15,736
 12/97         14,602          15,984
  1/98         14,725          16,161
  2/98         14,724          16,160
  3/98         14,742          16,149
  4/98         14,690          16,060
  5/98         14,881          16,333
  6/98         14,923          16,394
  7/98         14,966          16,420
  8/98         15,185          16,705
  9/98         15,349          16,954
 10/98         15,351          16,961
 11/98         15,379          17,012
 12/98         15,424          17,065
  1/99         15,593          17,326
  2/99         15,519          17,171
  3/99         15,507          17,162
  4/99         15,563          17,208
  5/99         15,493          17,087
  6/99         15,294          16,769
  7/99         15,366          16,882
  8/99         15,282          16,820
  9/99         15,295          16,876
 10/99         15,181          16,758
 11/99         15,295          16,941
 12/99         15,250          16,852
  1/00         15,195          16,784
  2/00         15,324          16,916
  3/00         15,574          17,244
  4/00         15,516          17,158
  5/00         15,445          17,056
  6/00         15,786          17,520
  7/00         15,952          17,762
  8/00         16,146          18,038
  9/00         16,085          17,954
 10/00         16,221          18,138
 11/00         16,324          18,237
 12/00         16,657          18,666
  1/01         16,772          18,906
  2/01         16,817          18,938
  3/01         16,928          19,099


NEW HAMPSHIRE TAXSAVER BOND FUND VS.
LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX
Average Annual Total Return on 3/31/01
1 Year: 5.16%
5 Year: 4.80%
Since Inception on 12/31/92: 5.31%
Value on 3/31/01
New Hampshire TaxSaver Bond Fund: $15,321
Lehman Index: $17,169

          NEW HAMPSHIRE
 DATE   TAXSAVER BOND FUND  LEHMAN INDEX
 ----   ------------------  ------------
 12/92          9,700          10,000
  1/93          9,696          10,168
  2/93         10,067          10,540
  3/93          9,830          10,387
  4/93          9,956          10,485
  5/93         10,025          10,522
  6/93         10,225          10,730
  7/93         10,281          10,757
  8/93         10,553          10,980
  9/93         10,705          11,115
 10/93         10,698          11,133
 11/93         10,609          11,042
 12/93         10,850          11,277
  1/94         10,971          11,416
  2/94         10,671          11,103
  3/94         10,297          10,679
  4/94         10,326          10,796
  5/94         10,431          10,883
  6/94         10,379          10,836
  7/94         10,568          11,018
  8/94         10,600          11,060
  9/94         10,454          10,911
 10/94         10,293          10,752
 11/94         10,145          10,549
 12/94         10,352          10,739
  1/95         10,609          11,017
  2/95         10,878          11,329
  3/95         10,949          11,482
  4/95         10,968          11,496
  5/95         11,319          11,860
  6/95         11,257          11,787
  7/95         11,344          11,960
  8/95         11,466          12,122
  9/95         11,522          12,200
 10/95         11,632          12,340
 11/95         11,788          12,506
 12/95         11,881          12,583
  1/96         11,981          12,710
  2/96         11,923          12,658
  3/96         11,754          12,500
  4/96         11,732          12,456
  5/96         11,725          12,421
  6/96         11,814          12,539
  7/96         11,919          12,660
  8/96         11,923          12,660
  9/96         12,047          12,790
 10/96         12,165          12,952
 11/96         12,353          13,214
 12/96         12,307          13,154
  1/97         12,344          13,206
  2/97         12,435          13,331
  3/97         12,291          13,152
  4/97         12,350          13,249
  5/97         12,519          13,436
  6/97         12,638          13,585
  7/97         12,928          13,967
  8/97         12,819          13,831
  9/97         12,951          14,006
 10/97         13,013          14,081
 11/97         13,071          14,146
 12/97         13,246          14,369
  1/98         13,358          14,528
  2/98         13,390          14,527
  3/98         13,377          14,518
  4/98         13,351          14,437
  5/98         13,538          14,683
  6/98         13,574          14,737
  7/98         13,612          14,761
  8/98         13,814          15,017
  9/98         13,964          15,241
 10/98         13,988          15,247
 11/98         14,010          15,293
 12/98         14,058          15,340
  1/99         14,200          15,576
  2/99         14,142          15,436
  3/99         14,128          15,428
  4/99         14,165          15,469
  5/99         14,098          15,360
  6/99         13,911          15,075
  7/99         13,976          15,176
  8/99         13,909          15,120
  9/99         13,906          15,171
 10/99         13,825          15,064
 11/99         13,930          15,229
 12/99         13,877          15,149
  1/00         13,823          15,088
  2/00         13,942          15,206
  3/00         14,132          15,502
  4/00         14,089          15,424
  5/00         14,019          15,332
  6/00         14,320          15,749
  7/00         14,471          15,967
  8/00         14,636          16,215
  9/00         14,604          16,140
 10/00         14,714          16,305
 11/00         14,795          16,394
 12/00         15,061          16,779
  1/01         15,194          16,996
  2/01         15,234          17,025
  3/01         15,321          17,169


                                       5                             FORUM FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          These charts reflect a comparison in the change in value of a $10,000 investment, including the maximum 4.0% sales charge, in Payson Balanced Fund and Payson Value Fund, including reinvestment of dividends and distributions, to each Fund's related securities index, since the Funds' inception. The Standard and Poor's 500 Composite Index ("S&P 500") is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. Each fund is professionally managed while the S&P 500 Index is unmanaged and is not available for investment. During the period the Funds waived certain fees and expenses otherwise fund return would have been lower. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUNDS' HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT INCLUDING SALES CHARGE

PAYSON BALANCED FUND VS. S&P 500 INDEX
Average Annual Total Return on 3/31/01
1 Year: 4.63%
5 Year: 7.60%
Since Inception on 11/25/91: 9.63%
Value on 3/31/00
Payson Balanced Fund: $23,624
S&P 500 Index: $37,585

               PAYSON
 DATE       BALANCED FUND  S&P 500 INDEX
 ----       -------------  -------------
 11/91          9,600          10,000
 12/91         10,147          11,142
  1/92          9,974          10,934
  2/92         10,061          11,076
  3/92          9,897          10,861
  4/92          9,994          11,179
  5/92         10,091          11,234
  6/92         10,004          11,067
  7/92         10,297          11,519
  8/92         10,199          11,283
  9/92         10,355          11,416
 10/92         10,267          11,455
 11/92         10,582          11,844
 12/92         10,887          11,989
  1/93         11,075          12,089
  2/93         11,205          12,254
  3/93         11,393          12,513
  4/93         11,323          12,210
  5/93         11,513          12,536
  6/93         11,843          12,573
  7/93         11,914          12,522
  8/93         12,377          12,996
  9/93         12,407          12,894
 10/93         12,488          13,160
 11/93         12,336          13,035
 12/93         12,624          13,193
  1/94         13,068          13,641
  2/94         12,820          13,271
  3/94         12,190          12,694
  4/94         12,159          12,856
  5/94         12,211          13,067
  6/94         11,826          12,747
  7/94         12,162          13,165
  8/94         12,561          13,704
  9/94         12,298          13,369
 10/94         12,309          13,668
 11/94         11,885          13,171
 12/94         12,094          13,366
  1/95         12,288          13,713
  2/95         12,750          14,247
  3/95         12,922          14,666
  4/95         13,074          15,098
  5/95         13,508          15,700
  6/95         13,606          16,065
  7/95         13,858          16,597
  8/95         14,077          16,639
  9/95         14,471          17,340
 10/95         14,604          17,278
 11/95         15,112          18,036
 12/95         15,521          18,384
  1/96         15,794          19,009
  2/96         15,714          19,185
  3/96         15,726          19,370
  4/96         15,749          19,655
  5/96         15,818          20,161
  6/96         15,726          20,238
  7/96         15,136          19,345
  8/96         15,495          19,753
  9/96         16,038          20,864
 10/96         16,411          21,439
 11/96         17,261          23,058
 12/96         17,259          22,602
  1/97         17,621          24,013
  2/97         17,751          24,201
  3/97         17,207          23,209
  4/97         17,702          24,593
  5/97         18,667          26,090
  6/97         19,110          27,258
  7/97         20,382          29,426
  8/97         20,133          27,779
  9/97         20,894          29,299
 10/97         20,246          28,322
 11/97         20,669          29,632
 12/97         20,882          30,140
  1/98         20,973          30,473
  2/98         22,021          32,670
  3/98         22,588          34,342
  4/98         22,619          34,687
  5/98         21,794          34,092
  6/98         21,277          35,475
  7/98         20,355          35,098
  8/98         17,836          30,029
  9/98         18,668          31,953
 10/98         20,153          34,550
 11/98         20,942          36,643
 12/98         21,619          38,753
  1/99         21,438          40,373
  2/99         20,266          39,119
  3/99         20,735          40,684
  4/99         21,915          42,259
  5/99         21,815          41,263
  6/99         22,237          43,551
  7/99         21,703          42,192
  8/99         21,620          41,983
  9/99         20,547          40,834
 10/99         20,883          43,417
 11/99         20,749          44,299
 12/99         20,978          46,907
  1/00         20,147          44,550
  2/00         19,870          43,708
  3/00         21,675          47,981
  4/00         21,727          46,538
  5/00         22,129          45,583
  6/00         21,974          46,707
  7/00         22,115          45,977
  8/00         23,449          48,831
  9/00         23,437          46,254
 10/00         23,949          46,058
 11/00         23,102          42,429
 12/00         23,635          42,637
  1/01         25,554          44,149
  2/01         24,161          40,126
  3/01         23,624          37,585


PAYSON VALUE FUND VS. S&P 500 INDEX
Average Annual Total Return on 3/31/01
1 Year: (10.55%)
5 Year: 10.43%
Since Inception on 7/31/92: 12.45%
Value on 3/31/00
Payson Value Fund: $27,649
S&P 500 Index: $32,630

               PAYSON
 DATE        VALUE FUND    S&P 500 INDEX
 ----        ----------    -------------
  7/92          9,600          10,000
  8/92          9,389           9,795
  9/92          9,466           9,911
 10/92          9,408           9,945
 11/92          9,899          10,282
 12/92         10,274          10,408
  1/93         10,497          10,495
  2/93         10,497          10,638
  3/93         10,661          10,863
  4/93         10,487          10,600
  5/93         10,768          10,883
  6/93         10,952          10,915
  7/93         11,175          10,871
  8/93         11,622          11,283
  9/93         11,680          11,193
 10/93         12,031          11,425
 11/93         11,914          11,316
 12/93         12,265          11,453
  1/94         12,882          11,842
  2/94         12,627          11,521
  3/94         11,874          11,020
  4/94         12,011          11,161
  5/94         12,070          11,344
  6/94         11,541          11,066
  7/94         11,984          11,429
  8/94         12,603          11,897
  9/94         12,269          11,606
 10/94         12,308          11,866
 11/94         11,736          11,435
 12/94         11,815          11,604
  1/95         11,944          11,905
  2/95         12,410          12,368
  3/95         12,648          12,733
  4/95         12,738          13,107
  5/95         13,166          13,630
  6/95         13,345          13,946
  7/95         13,824          14,409
  8/95         13,854          14,445
  9/95         14,254          15,054
 10/95         14,184          15,000
 11/95         14,766          15,658
 12/95         15,144          15,960
  1/96         15,647          16,502
  2/96         15,798          16,656
  3/96         16,161          16,816
  4/96         16,221          17,064
  5/96         16,413          17,503
  6/96         16,383          17,570
  7/96         15,471          16,794
  8/96         16,049          17,149
  9/96         16,768          18,113
 10/96         17,175          18,612
 11/96         18,141          20,018
 12/96         18,014          19,622
  1/97         18,558          20,847
  2/97         18,716          21,010
  3/97         18,263          20,149
  4/97         18,921          21,351
  5/97         20,055          22,650
  6/97         20,827          23,664
  7/97         22,134          25,546
  8/97         21,452          24,116
  9/97         22,918          25,436
 10/97         22,269          24,587
 11/97         23,134          25,725
 12/97         23,710          26,166
  1/98         23,845          26,455
  2/98         25,399          28,362
  3/98         26,533          29,814
  4/98         26,631          30,113
  5/98         25,639          29,596
  6/98         25,398          30,798
  7/98         24,149          30,471
  8/98         20,096          26,070
  9/98         21,461          27,740
 10/98         23,044          29,994
 11/98         23,878          31,811
 12/98         25,083          33,643
  1/99         25,332          35,050
  2/99         24,322          33,961
  3/99         25,320          35,319
  4/99         27,720          36,687
  5/99         27,261          35,822
  6/99         28,335          37,808
  7/99         26,812          36,629
  8/99         26,773          36,448
  9/99         25,802          35,450
 10/99         26,932          37,692
 11/99         27,484          38,458
 12/99         27,638          40,722
  1/00         27,231          38,676
  2/00         26,552          37,945
  3/00         29,675          41,655
  4/00         29,349          40,402
  5/00         29,254          39,572
  6/00         29,112          40,548
  7/00         28,800          39,915
  8/00         30,606          42,393
  9/00         28,971          40,155
 10/00         29,935          39,985
 11/00         28,441          36,835
 12/00         29,688          37,015
  1/01         31,177          38,328
  2/01         28,653          34,835
  3/01         27,649          32,630


                                       6                             FORUM FUNDS

--------------------------------------------------------------------------------
  INVESTORS BOND FUND
  SCHEDULE OF INVESTMENTS
  MARCH 31, 2001
--------------------------------------------------------------------------------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  COLLATERALIZED MORTGAGE OBLIGATIONS (2.2%)
  $   29,409    Merrill Lynch Mortgage Investors,
                  Inc., Series 89 E, 9.40%, 9/15/09    $  29,374
     268,959    RTC Series 92 C8 D, 8.84%, 12/25/23*     267,278
                                                       ---------
  Total Collateralized Mortgage Obligations
  (cost $294,477)                                        296,652
                                                       ---------
  CORPORATE BONDS & NOTES (56.4%)
   1,027,000    Bank United, 8.00%, 3/15/09            1,103,265
     474,000    Bankers Trust New York Co.,
                  7.25%, 10/15/11                        487,639
     948,000    CBS, Inc., ACA insured,
                  7.63%, 1/1/02                          961,678
   2,211,000    Comerica Bank, 8.38%, 7/15/24          2,336,585
     948,000    Conseco, Inc., 8.70%, 11/15/26           554,580
     474,000    Cummins Engine Company Inc.,
                  6.45%, 3/1/05                          440,137
     790,000    Lehman Brothers Holdings,
                  7.20%, 8/15/09                         808,516
     316,000    Leucadia Capital Trust I,
                  8.65%, 1/15/27                         231,410
     288,000    Paine Webber Group, Inc.,
                  7.39%, 10/16/17                        301,958
     316,000    Sears Roebuck Acceptance Corp.,
                  6.70%, 11/15/06                        320,293
                                                       ---------
  Total Corporate Bonds & Notes
    (cost $8,112,185)                                  7,546,061
                                                       ---------
  MUNICIPAL BONDS (21.1%)
   1,628,383    Coffee County, GA, Hospital
                  Authority RV, Taxable
                  Anticipation Certificates,
                  Series B, 9.00%, 12/1/12 *           1,650,872
   1,100,259    Coffee County, GA, Hospital
                  Authority RV, Taxable
                  Anticipation Certificates,
                  Series B, ACA insured, 9.00%,
                  12/1/12 *                            1,164,767
                                                       ---------
  Total Municipal Bonds
    (cost $2,841,420)                                  2,815,639
                                                       ---------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  PREFERRED STOCK (8.9%)
      21,650    Integra Capital Trust I, 8.50%           530,425
      12,650    Irwin Financial Corp., Capital
                  Trust I, 9.25%                         319,413
      25,260    Simmons First National Corp., 9.12%      337,853
                                                       ---------
  Total Preferred Stock
    (cost $1,199,050)                                  1,187,691

    SHARES
  ----------
  SHORT-TERM HOLDINGS (11.0%)

  CASH MANAGEMENT ACCOUNTS (5.4%)
  $  672,007    Deutsche Cash Management Fund, 5.18%     672,007
      46,501    Deutsche Money Market Fund, 5.07%         46,501
                                                       ---------
                                                         718,508
  COMMERCIAL PAPER (5.6%)
     750,000    Philip Morris Co., 5.03%, 4/12/01        748,952
                                                       ---------
  Total Short-Term Holdings
    (cost $1,467,460)                                  1,467,460
                                                       ---------
  TOTAL INVESTMENTS (99.6%)
    (cost $13,914,592)                               $13,313,503
                                                     -----------
  OTHER ASSETS & LIABILITIES, NET (0.4%)                  58,079
                                                       ---------
  NET ASSETS (100.0%)                                $13,371,582
                                                     ===========


See Notes to Schedules of Investments and Notes to Financial Statements.
                                        7                            Forum Funds

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001
--------------------------------------------------------------------------------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  MUNICIPAL BONDS (97.1%)
  ARIZONA (6.6%)
  $  500,000    Gila County AZ, IDA, Cobre
                  Valley Community Hospital
                  RV, 6.00%, 12/1/20                   $ 503,280
     770,000    Phoenix AZ, GO Bonds, 6.25%, 7/1/17      902,109
                                                       ---------
                                                       1,405,389
  GUAM (3.9%)
     790,000    Guam Government, LO Highway RV,
                  Series A, FSA insured, 6.25%,
                  5/1/07                                 829,532
                                                       ---------
  ILLINOIS (1.7%)
     350,000    Illinois Development Finance
                  Authority RV, Community
                  Rehabilitation Providers
                  Facilities Acquisition Program,
                  Series 92, 8.25%, 8/1/12               362,170
                                                       ---------
  INDIANA (0.4%)
      80,000    Indiana Health Facilities Financing
                  Authority Hospital RV, Community
                  Hospital of Indiana, Series A & B,
                  MBIA insured, 6.35%, 7/1/03             84,181
                                                       ---------
  KENTUCKY (7.7%)
   1,540,000    Carroll County, KY, PCR Bonds,
                  Kentucky Utilities Co. Project,
                  Series A, 7.45%, 9/15/16             1,637,328
                                                       ---------
  LOUISIANA (9.3%)
   1,000,000    Calcasieu Parish, LA, Industrial
                  Revenue Board, PCR Bonds,
                  Occidental Petroleum Project,
                  4.80%, 12/1/06                       1,001,850
     770,000    Louisiana Public Facilities Authority
                RV, Extended Care Facilities Authority
                Comm-Care Corp., 11.00%, 2/1/14          975,659
                                                       ---------
                                                       1,977,509
                                                       ---------
  MINNESOTA (4.1%)
   1,000,000    International Falls, MN, PCR, 5.50%,
                  4/1/23                                 864,960
                                                       ---------
  MISSOURI (3.4%)
     770,000    Kansas City, MO, IDA RV,
                  Owens-Illinois, PJ-Conv, 4.90%,
                  12/31/08                               725,556
                                                       ---------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  NEW JERSEY (4.0%)
  $  770,000    Essex County, NJ, Important Authority
                  RV, Utilities System East Orange
                  Franchise, MBIA insured, 6.00%,
                  7/1/18                                 841,564
                                                       ---------
  NEW YORK (4.0%)
     770,000    New York, NY, IDA, Civic Facilities
                  RV, USTA National Tennis Center
                  Project, FSA insured, 6.40%,
                  11/15/08                               854,477
                                                       ---------
  NORTH CAROLINA (4.4%)
   1,000,000    North Carolina Eastern Municipal
                  Power RV, Series A, 4.50%, 1/1/24      942,590
                                                       ---------
  OHIO (23.5%)
     615,000    Cleveland, OH, Public Power System
                  RV, U/R Balance, First Mortgage,
                  Series B, 7.00%, 11/15/17              638,880
   1,540,000    Hamilton, OH, Electrical System
                Mortgage RV, Series A, FGIC insured,
                6.00%, 10/15/23                        1,604,849
     215,000    Montgomery County, OH, GO Bonds,
                  5.30%, 12/1/10                         230,037
     615,000    Northwest, OH, GO Bonds, FGIC insured.,
                  5.50%, 12/1/12                         675,891
     385,000    Ohio State Air Quality Development
                  Authority, PCR Bonds, Cleveland
                  Electric Co. Project, FGIC insured,
                  8.00%, 12/1/13                         415,311
     500,000    Ohio State Building Authority, Housing
                RV, Apartments Building Fund Project,
                Series A, Fifth Third Bank, 5.50%,
                4/1/16                                   529,790
     385,000    Ohio State Turnpike Community, RV,
                Series A, 5.50%, 2/15/24                 412,951
     270,000    Shelby County, OH, Hospital Facilities
                RV, Wilson Memorial Hospital, ETM USG,
                6.40%, 12/1/03                           281,424
     215,000    Washington County, OH, Hospital RV,
                  Shelby General Hospital, 6.88%,
                  7/1/03                                 218,124
                                                       ---------
                                                       5,007,257
                                                       ---------


See Notes to Schedules of Investments and Notes to Financial Statements.
                                        8                            Forum Funds

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2001
--------------------------------------------------------------------------------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  OKLAHOMA (1.0%)
  $  195,000    Claremore, OK, Public Works Authority
                  Capital Improvement RV, MBIA insured,
                  5.00%, 6/1/05                          205,124
                                                       ---------
  PENNSYLVANIA (4.4%)
     225,000    Allegheny County, PA, Hospital
                  Development Authority, Health Care RV,
                  Allegheny Valley School Project,
                  7.25%, 2/1/03                          223,281
     385,000    Bucks County, PA, IDA RV, Personal Care,
                  ETM USG, Series A, 10.00%, 5/15/19     613,609
     100,000    Washington County, PA, IDA RV,
                  Presbyterian Medical Center, FHA
                  insured, 6.50%, 1/15/02                102,492
                                                       ---------
                                                         939,382
                                                       ---------
  PUERTO RICO (7.3%)
     550,000    Puerto Rico, GO Bonds, Morgan Stanley
                  Dean Witter, 5.50%, 7/1/13             608,168
      55,000    Puerto Rico, GO Bonds, MBIA insured,
                  5.75%, 7/1/10                           62,538
     575,000    Puerto Rico, Electric Power Authority
                  RV, Series U, MBIA- IBC-BNY insured,
                  6.00%, 7/1/14                          625,255
     250,000    Puerto Rico, Public Finance Corp.,
                  Commonwealth Appropriations RV,
                  Series A, AMBAC insured, 5.38%,
                  6/1/18                                 268,337
                                                       ---------
                                                       1,564,298
                                                       ---------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  WASHINGTON (6.5%)
  $  745,000    Pierce County, WA, HFA RV, Pooled,
                  6.00%, 12/1/28                         679,649
     770,000    Vancouver, WA, HFA RV, Springbrook
                  Square, Series B, 6.00%, 3/1/31        700,700
                                                       ---------
                                                       1,380,349
                                                       ---------
  WEST VIRGINIA (4.9%)
   1,000,000    Monongalia County, WV, Pollution RV,
                  Potomac Edison Co. Fort Martin,
                  Series B, 5.95%, 4/1/13             $1,045,360
                                                      ----------
  Total Municipal Bonds
    (cost $20,407,543)                                20,667,026
                                                      ----------
  SHORT-TERM HOLDINGS (1.7%)
     367,606    Deutsche Tax Free Money Fund, 2.76%
                  (cost $367,607)                        367,607
                                                       ---------
  Total Short-Term Holdings
    (cost $367,607)                                      367,607
                                                       ---------
  TOTAL INVESTMENTS (98.8%)
    (cost $20,775,150)                               $21,034,633
                                                     -----------


  OTHER ASSETS AND LIABILITIES, NET (1.2%)               266,178
                                                       ---------
  NET ASSETS (100.0%)                                $21,300,811
                                                     ===========



See Notes to Schedules of Investments and Notes to Financial Statements.
                                       9                             Forum Funds

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001
--------------------------------------------------------------------------------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  MUNICIPAL BONDS & NOTES (94.6%)

  GENERAL OBLIGATION - BOND BANK (1.8%)
  $   20,000    Maine Municipal Bond Bank, Series A,
                  5.00%, 11/1/04                       $  20,944
      20,000    Maine Municipal Bond Bank, Series B,
                  5.40%, 11/1/02                          20,634
      10,000    Maine Municipal Bond Bank, Series C,
                  6.45%, 11/1/01                          10,189
      90,000    Maine Municipal Bond Bank, Series E,
                  5.70%, 11/1/11                          96,729
     100,000    Maine Municipal Bond Bank, Series 92B,
                  6.65%, 11/1/07                         107,108
      85,000    Maine Municipal Bond Bank, Series 92B,
                  6.75%, 11/1/12                          91,173
     150,000    Maine Municipal Bond Bank, Series 92E,
                  5.80%, 11/1/04                         157,910
      80,000    Maine Municipal Bond Bank, Sewer &
                  Water Bonds, SRF Program, Series 91 A,
                  7.20%, 11/1/13, P/R USG,
                  11/1/01 @ 102                           83,434
      20,000    Maine Municipal Bond Bank, Sewer & Water
                RV, SRF Program, Series B, 4.75%,
                11/1/03                                   20,650
                                                       ---------
                                                         608,771
                                                       ---------
  GENERAL OBLIGATION - LOCAL (16.0%)
      60,000    Bangor, ME, GO Bonds, 5.50%, 9/1/24       63,864
     100,000    Bangor, ME, LTGO Bonds,
                  Bangor International Airport Project,
                  5.75%, 10/1/01                         101,094
      25,000    Bangor, ME, LTGO Bonds,
                  Bangor International Airport Project,
                  5.85%, 10/1/02                          25,769
     150,000    Bangor, ME, LTGO Bonds,
                  Bangor International Airport Project,
                  6.00%, 10/1/03                         157,329
     100,000    Bangor, ME, LTGO Bonds,
                  Bangor International Airport Project,
                  6.10%, 10/1/04                         104,835
     250,000    Bangor, ME, LTGO Bonds,
                  Bangor International Airport Project,
                  6.35%, 10/1/07                         261,650
     175,000    Bar Harbor, ME, UTGO Bonds,
                  6.20%, 6/1/05                          189,813
      75,000    Bar Harbor, ME, UTGO Bonds,
                  6.45%, 6/1/09                           84,817

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  GENERAL OBLIGATION - LOCAL, CONTINUED
  $   25,000    Bath, ME, GO Bonds, 5.63%, 3/1/09      $  26,807
      30,000    Bath, ME, UTGO Bonds, 7.45%, 12/1/07      36,035
      20,000    Bath, ME, UTGO Bonds, 7.50%, 12/1/08      24,456
      25,000    Blue Hill, ME GO Bonds, 7.30%, 7/1/06     28,468
      50,000    Brewer, ME, UTGO Bonds, Series A,
                  6.10%, 1/1/03                           51,907
      50,000    Brewer, ME, UTGO Bonds, Series A,
                  6.10%, 1/1/04                           52,729
      50,000    Brewer, ME, UTGO Bonds, Series A,
                  6.10%, 1/1/05                           52,615
      50,000    Brewer, ME, UTGO Bonds, Series A,
                  6.20%, 1/1/06                           52,594
      50,000    Brunswick, ME, Tax Increment GO Bonds,
                  BTI Project, 5.50%, 11/1/08             53,261
      25,000    Bucksport, ME, GO Bonds- Local,
                  School & Public Improvements,
                  7.15%, 4/1/07                           28,554
     250,000    Cape Elizabeth, ME, GO Bonds,
                  5.75%, 10/15/09                        272,870
     100,000    Cape Elizabeth, ME, GO Bonds,
                  5.9%, 10/15/12                         109,643
      25,000    Cape Elizabeth, ME, GO Bonds,
                  5.90%, 10/15/14                         27,410
     250,000    Cumberland County, ME, UTGO Bonds,
                  5.25%, 2/1/07                          260,683
      25,000    Ellsworth, ME, UTGO Bonds,
                  7.20%, 7/1/08                           29,242
     250,000    Freeport, ME, UTGO Bonds,
                  7.25%, 9/1/04                          278,718
      20,000    Freeport, ME, UTGO Bonds,
                  7.25%, 9/1/10                           24,748
      40,000    Old Orchard Beach, ME, UTGO Bonds,
                  MBIA Insured, 6.40%, 9/1/04             42,909
     215,000    Old Orchard Beach, ME, UTGO Bonds,
                  MBIA Insured, 6.60%, 9/1/06            231,226
      50,000    Old Orchard Beach, ME, UTGO Bonds,
                  MBIA insured, 6.65%, 9/1/07             53,808


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       10                            Forum Funds

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2001
--------------------------------------------------------------------------------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  GENERAL OBLIGATION - LOCAL, CONTINUED
  $   70,000    Old Orchard Beach, ME, UTGO Bonds,
                  MBIA insured, 6.65% 9/1/08           $  75,331
      35,000    Old Orchard Beach, ME, UTGO Bonds,
                  MBIA insured, 6.65%, 9/1/10             37,666
     500,000    Portland, ME, GO Bonds, 6.20%, 4/1/05    546,950
      50,000    Portland, ME, GO Bonds, 12.60%, 11/1/05   68,444
     100,000    Portland, ME, GO Bonds, 7.25%, 12/1/05   115,381
     790,000    Portland, ME, GO Bonds, 5.30%, 6/13/13   828,915
      25,000    Portland, ME, GO Bonds, 6.50%, 4/1/14     27,590
      25,000    Rockland ME, GO Bonds, 6.00%, 10/1/01     25,313
     150,000    South Portland, ME, GO Bonds,
                  5.80%, 9/1/08                          167,946
      40,000    South Portland, ME, GO Bonds,
                  5.80%, 9/1/11                           45,210
      25,000    Westbrook, ME, UTGO Bonds, 6.75%,
                  11/15/04                                27,657
      75,000    Windham, ME, UTGO Bonds, 0.05%, 6/15/08   55,598
     130,000    Winslow, ME, GO Bonds, Crowe Rope
                  Industries Project, Series A,
                  5.50%, 3/1/07                          138,525
      50,000    Winslow, ME, SD, UTGO Bonds,
                  AMBAC Insured, 7.00%, 10/1/10           51,962
      20,000    Winslow, ME, UTGO Bonds, AMBAC insured,
                  6.90%, 10/1/08                          20,775
      25,000    Winthrop, ME, UTGO Bonds, 5.10%, 8/1/04   26,036
      25,000    Winthrop, ME, UTGO Bonds, 5.20%, 8/1/05   26,309
      25,000    Winthrop, ME, UTGO Bonds, 5.30%, 8/1/06   26,565
      25,000    Winthrop, ME, UTGO Bonds, 5.40%, 8/1/07   26,803
     250,000    Yarmouth, ME, GO Bonds, AMBAC insured,
                  5.25%, 11/15/09                        269,663
                                                       ---------
                                                       5,336,493
                                                       ---------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  GENERAL OBLIGATION - STATE (1.1%)
  $   50,000    Maine, UTGO Bonds, 8.00%, 5/1/01       $  50,203
      90,000    Maine, UTGO Bonds, 6.40%, 7/1/02          93,446
     100,000    Maine, UTGO Bonds, 6.50%, 7/1/03         106,583
     100,000    Maine, UTGO Bonds,
                  Highway Improvements, 8.00%, 5/1/02    105,071
      25,000    Maine, UTGO Bonds, 7.50%, 12/15/02        26,704
                                                       ---------
                                                         382,007
                                                       ---------
  REVENUE -  GUAM (6.0%)
   1,875,000    Guam Power Authority RV, Series A,
                  AMBAC insured, 6.30%,
                  10/1/12 COLL USG, P/R,
                  10/1/02@102                          1,997,531
                                                       ---------
  REVENUE - HEALTH & EDUCATION (9.5%)
      25,000    Maine Educational Loan Authority,
                  Educational Loan RV,
                  Supplemental Education Loan Program,
                  Series 92 A-1, 6.80%, 12/1/07           26,146
      15,000    Maine Educational Loan Authority,
                  Educational Loan RV, Supplemental
                  Education Loan Program,
                  Series 92 A-2, 7.15%, 12/1/16           15,649
      55,000    Maine Educational Loan Authority,
                  Educational Loan RV, Supplemental
                  Education Loan Program,
                  Series 92 A-1, 7.00%, 12/1/16           57,298
      25,000    Maine Educational Loan Marketing Corp.,
                  Series A, 6.35%, 5/1/05                 25,696
      30,000    Maine Educational Marketing Corp.,
                  Student Loan Refunding RV Bonds,
                  6.90%, 11/1/03                          30,843
      80,000    Maine HEHFA RV, FSA insured,
                  6.10%, 7/1/01, U/R Balance              80,567
      20,000    Maine HEHFA RV, FSA insured, ETM,
                  6.10%, 7/1/01                           20,147


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       11                            Forum Funds

MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2001
--------------------------------------------------------------------------------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  REVENUE - HEALTH & EDUCATION, CONTINUED

   $ 195,000    Maine HEHFA RV, Maine Medical Center,
                  ETM USG, 6.00%, 10/1/13              $ 220,658
     100,000    Maine HEHFA RV, Series A, 6.10%          104,986
      50,000    Maine HEHFA RV, Series A, 6.10%,
                  7/1/03                                  52,709
     175,000    Maine HEHFA RV, Series A,
                  FSA insured, 5.50%, 7/1/07             191,102
     550,000    Maine HEHFA RV, Series A,
                  FSA insured, 5.25%, 7/1/10             586,438
      25,000    Maine HEHFA RV, Series A, 5.25%,
                  7/1/11                                  26,417
     450,000    Maine HEHFA RV, Series B, FSA insured,
                  5.55%, 7/1/08                          471,339
     510,000    Maine HEHFA RV, Series D, FSA insured,
                  5.30%, 7/1/07                          537,764
       5,000    Maine HEHFA RV, Southern Maine Medical
                  Center, AMBAC insured, 7.20%, 5/1/06     5,115
       5,000    Maine HEHFA RV, Southern Maine Medical
                  Center, AMBAC insured, 7.30%, 5/1/14     5,114
     720,000    Maine Veterans' Homes Revenue Bonds,
                  6.80%, 10/1/05                         722,758
                                                       ---------
                                                       3,180,746
                                                       ---------
  REVENUE - HOUSING (2.5%)
      20,000    Maine HSG AUTH RV, Mortgage
                  Purchase, Series 88 D-5, 7.45%,
                  11/15/11                                20,038
     200,000    Maine HSG AUTH RV, Mortgage
                  Purchase, Series 88 D-6, 7.25%,
                  11/15/19                               205,172
     110,000    Maine HSG AUTH RV, Mortgage
                  Purchase, Series 93 A-5, 6.20%,
                  11/15/16                               114,431
     185,000    Maine HSG AUTH RV, Mortgage
                  Purchase, Series 92 C, 6.55%,
                  11/15/12                               192,526
      50,000    Maine HSG AUTH RV, Mortgage
                  Purchase, Series 93 A-1, 5.05%,
                  11/15/06                                52,036

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  REVENUE - HOUSING, CONTINUED
  $  240,000    Maine HSG AUTH RV, Mortgage
                  Purchase, Series 94 C-1, 6.20%,
                  11/15/07                             $ 245,378
      25,000    Maine HSG AUTH RV, Series 91 A,
                  FSA insured, 7.40%, 11/15/22            25,627
                                                       ---------
                                                         855,208
                                                       ---------
  REVENUE - INDUSTRIAL (10.9%)
      15,000    Bath, ME, Sewer Improvements RV,
                  7.40%, 12/1/06                          17,669
      25,000    Bucksport, ME, Solid Waste Disposal
                  RV, Champion International Corp.
                  Project, Remarketed 5/1/93,
                  6.25%, 5/1/10                           25,692
     530,000    East Millinocket, ME, PCR Bonds,
                  Great Northern Nekoosa Corp.
                  Project, ETM USG, 6.70%, 6/1/04        568,489
     165,000    Kennebec, ME, Water District RV,
                  7.00%, 12/1/14, P/R USG,
                  12/1/01 @ 101.50                       171,696
      40,000    Kennebec, ME, Water District RV,
                  7.00%, 12/1/20, P/R USD,
                  12/1/01 @ 101.50                        41,623
     500,000    Kennebec, ME, Water District RV,
                  FSA insured, 5.13%, 12/1/21            498,765
      15,000    Kennebunk, ME, Sewer District RV,
                  7.10%, 1/1/06                           16,844
     500,000    Maine Finance Authority RV, Boise
                  Cascade Corp. Project, 7.90%, 6/1/15   507,915
     250,000    Maine Governmental Facilities
                  Authority, Lease Rent RV,
                  FSA insured, 5.75%, 10/1/07            275,810
   1,450,000    Skowhegan ME, PCR Bonds, Scott
                  Paper Co. Project, 5.90%, 11/1/13    1,527,111
                                                       ---------
                                                       3,651,614
                                                       ---------


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       12                            Forum Funds

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2001
--------------------------------------------------------------------------------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  REVENUE - PUERTO RICO (21.1%)
  $  780,000    Puerto Rico, GO Bonds, MBIA
                  insured, 5.75%, 7/1/10               $ 886,907
     220,000    Puerto Rico, GO Bonds, Morgan
                  Stanley Dean Witter, LOC,
                  5.50%, 7/1/03                          243,267
     500,000    Puerto Rico, GO Bonds, Series B,
                  MBIA insured, 5.75%, 7/1/07            555,100
   1,200,000    Puerto Rico, Housing Authority
                  Bank & Finance Agency, SFM, FHA
                  insured, 8.50%, 12/1/18              1,313,545
      60,000    Puerto Rico, Industrial,
                  Medical & Environmental,
                  Pollution Control Facilities
                  Financing Authority, Abbott
                  Chemicals Inc. Project, Chase
                  Manhattan Bank, LOC, 6.50%, 7/1/09      60,289
   3,710,000    Puerto Rico, Public Finance Corp.,
                  Commonwealth Appropriations RV,
                  Series A, AMBAC insured, 5.38%,
                  6/1/18                               3,982,129
                                                       ---------
                                                       7,041,237
                                                       ---------
  REVENUE - TRANSPORTATION (4.7%)
     750,000    Maine State Turnpike Authority RV,
                  FGIC insured, 5.75%, 3/15/28           797,910
     700,000    Maine State Turnpike Authority RV,
                  MBIA insured, 6.00%, 7/1/14            765,940
                                                       ---------
                                                       1,563,850
                                                       ---------
  REVENUE - VIRGIN ISLANDS (21.0%)
      60,000    Virgin Islands, HFA, SFM RV,
                  GNMA Mortgage Backed Securities,
                  Series A, 6.00%, 3/1/07                 61,222
     780,000    Virgin Islands PFA, Economic RV,
                  ETM COLL USG, Citibank N.A., LOC,
                  7.30%, 10/1/18                         986,786

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  REVENUE - VIRGIN ISLANDS, CONTINUED
  $1,000,000    Virgin Islands, PFA RV,
                  Senior Lien, Series C,
                  5.50%, 10/1/08                      $1,040,150
   1,130,000    Virgin Islands, PFA RV, Series D,
                  US. Trust Company of New York,
                  6.00%, 10/1/05                       1,161,550
   1,205,000    Virgin Islands, PFA, Tax RV,
                  Senior Lien, LOC, 5.50%, 10/1/22     1,241,404
     715,000    Virgin Islands, Water & Power
                  Authority, Electric System RV,
                  5.25%, 7/1/06                          733,561
     240,000    Virgin Islands, Water & Power
                  Authority Electric System RV,
                  5.25%, 7/1/08                          246,605
   1,500,000    Virgin Islands, Water & Power
                  Authority, Electric System RV,
                  ACA- CBI MBIA-IBC insured,
                  5.30%, 7/1/21                        1,540,830
                                                       ---------
                                                       7,012,108
                                                       ---------
Total Municipal Bonds & Notes
  (cost $30,401,110)                                  31,629,565
                                                      ----------


SHORT-TERM INVESTMENTS (3.4%)
   1,128,347    Deutsche Tax Free Money Fund,
                2.76% (cost $1,128,347)                1,128,347
                                                       ---------
TOTAL INVESTMENTS (98.0%)
  (cost $31,529,457)                                 $32,757,912
                                                     -----------
NET OTHER ASSETS & LIABILITIES, NET (2.0%)               663,790
                                                     -----------
NET ASSETS (100.0%)                                  $33,421,702
                                                     ===========



See Notes to Schedules of Investments and Notes to Financial Statements.
                                       13                            Forum Funds

--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001
--------------------------------------------------------------------------------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  MUNICIPAL BONDS & NOTES (98.3%)
  GENERAL OBLIGATION - BOND BANK (3.3%)
  $    5,000    New Hampshire Muni Bond Bank,
                  Pinkerton Academy Project,
                  AMBAC insured, 5.25%, 6/1/07         $   5,221
      50,000    New Hampshire Muni Bond Bank,
                  Series A, 5.15%, 11/1/08                52,456
      25,000    New Hampshire Muni Bond Bank,
                  Series 91 E, 6.90%, 8/15/06             25,841
      10,000    New Hampshire Muni Bond Bank,
                  Series 92 D, State Guaranteed,
                  6.00%, 1/15/11                          10,640
      50,000    New Hampshire Muni Bond Bank,
                  Series 92 H, 6.35%, 7/15/06             52,697
     175,000    New Hampshire Muni Bond Bank,
                  Series 92 H, 6.50%, 7/15/08            184,767
      85,000    New Hampshire Muni Bond Bank,
                  Series 94 C, State Guaranteed,
                  5.80%, 8/15/08                          91,859
                                                       ---------
                                                         423,481
  GENERAL OBLIGATION - LOCAL (25.2%)
     155,000    Bedford, NH, UTGO Bonds,
                  6.70%, 8/1/12                          162,110
     225,000    Belknap County, NH, GO Bonds,
                  MBIA insured, 5.20%, 6/15/13           235,490
      50,000    Concord, NH, GO Bonds, FGIC insured,
                  6.05%, 10/15/08                         55,070
     100,000    Concord, NH, SD, GO Bonds,
                  4.70%, 10/15/07                        104,074
     100,000    Concord, NH, SD, GO Bonds,
                  5.00%, 10/15/10                        104,040
     100,000    Concord, NH, UTGO Bonds,
                  MBIA insured, 5.00%, 1/15/09           103,763
      50,000    Exeter, NH, UTGO Bonds,
                  5.10%, 6/15/05                          52,633
      25,000    Exeter, NH, UTGO Bonds,
                  5.30%, 6/15/08                          26,910

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  GENERAL OBLIGATION - LOCAL, CONTINUED
     140,000    Exeter, NH, UTGO Bonds,
                  Sewer Improvements, 6.25%, 1/15/07     145,709
      90,000    Farmington, NH, SD, GO Bonds,
                  AMBAC insured, 5.55%, 2/15/02           91,857
      50,000    Franklin, NH, GO Bonds,
                  MBIA insured, 5.20%, 10/1/07            52,425
     100,000    Goffstown, NH, GO Bonds, SD,
                  AMBAC insured, 5.25%, 8/15/11          103,686
      60,000    Gorham, NH, GO Bonds,
                  FSA insured, 4.80%, 4/1/13              60,977
      65,000    Gorham, NH, GO Bonds, FSA insured,
                  4.85%, 4/1/14                           65,745
      45,000    Keene, NH, UTGO Bonds, 5.15%, 10/15/11    47,713
      25,000    Lisbon, NH, Regional SD UTGO Bonds,
                  5.60%, 2/1/10                           25,762
      50,000    Londonderry, NH, UTGO Bonds,
                  5.40%, 1/15/14                          51,452
     250,000    Manchester, NH, Public Improvement
                  Bonds, 5.50%, 11/01/12                 264,360
     225,000    Manchester, NH, UTGO Bonds,
                  General Improvement RV,Series B,
                  MBIA insured, 5.00%, 1/2/09            233,098
      15,000    Manchester, NH, UTGO Bonds,
                  Series 93 A, 5.00%, 7/1/04              15,678
     250,000    Manchester, NH, UTGO Bonds,
                  Series 93 A, 5.30%, 7/1/07             262,130
      15,000    Mascenic, NH, Regional SD #1, Lot C,
                  AMBAC insured, 7.20%, 12/15/07          17,829
     100,000    Nashua, NH, UTGO Bonds,
                  AMBAC insured, 5.35%, 7/15/06          107,287
      20,000    Nashua, NH, UTGO Bonds, 5.70%, 7/15/07    20,825
      15,000    Nashua, NH, UTGO Bonds, 6.80%, 7/1/09     15,437
      35,000    Nashua, NH, UTGO Bonds,
                  FGIC insured, 5.25%, 11/2/09            37,152
     100,000    Nashua, NH, UTGO Public Improvement
                  Bonds, 6.80%, 7/1/07                   102,911


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       14                            Forum Funds

--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001
--------------------------------------------------------------------------------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  GENERAL OBLIGATION - LOCAL, CONTINUED
  $   50,000    Oyster River, NH, Cooperative SD
                  State Guaranteed, GO Bonds, Lot A,
                  5.75%, 6/15/07                       $  53,621
     100,000    Oyster River, NH, Cooperative SD
                  State Guaranteed, GO Bonds, Lot A,
                  5.85%, 6/15/08                         107,195
      30,000    Salem, NH, GO Bonds,
                  MBIA insured, 6.45%, 3/1/04             30,666
     400,000    Stratham, NH, GO SD Bonds,
                  AMBAC insured, 5.10%, 1/15/08          426,040
                                                       ---------
                                                       3,183,645
                                                       ---------

  GENERAL OBLIGATION - PUERTO RICO (2.6%)
     290,000    Puerto Rico, GO Bonds,
                  MBIA insured, 5.75%, 7/1/10            329,747

  GENERAL OBLIGATION - STATE (11.2%)
      10,000    New Hampshire State,
                  GO Bonds, 6.00%, 9/1/05                 10,883
     350,000    New Hampshire State,
                  GO Bonds Capital Improvement,
                  5.50%, 12/1/06                         379,866
   1,000,000    New Hampshire State,
                  GO Bonds, Capital Improvement,
                  Series A, 5.13%, 10/1/17             1,018,910
                                                       ---------
                                                       1,409,659
                                                       ---------

  REVENUE - GUAM (0.8%)
      75,000    Guam Government, LO Highway RV,
                  Series A, FSA insured,
                  6.25%, 5/1/02                           78,753
      20,000    Guam Power Authority RV,
                  Series A, AMBAC insured,
                  6.30%, 10/1/12, COLL USG,
                  P/R 10/1/02 @ 102                       21,307
                                                       ---------
                                                         100,060
                                                       ---------
  REVENUE - HEALTH & EDUCATION (26.2%)
      25,000    Hudson, NH, Educational Facilities
                  RV, SD, Lot B, 7.30%, 12/15/06          29,309
      20,000    Hudson, NH, Educational Facilities
                  RV, SD, Lot B, 7.30%, 12/15/08          24,175

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  REVENUE - HEALTH & EDUCATION, CONTINUED
  $   50,000    New Hampshire, HEFA RV,
                  Concord Hospital Issue,
                  AMBAC insured, 5.40%, 10/1/06        $  53,567
     945,000    New Hampshire, HEFA RV,
                  Kendal at Hanover Issue,
                  Bank of Ireland, LOC, 5.80%,
                  3/1/02                                 953,183
      30,000    New Hampshire, HEFA RV,
                  University System of New
                  Hampshire, MBIA insured,
                  Series 92, 6.00%, 7/1/07                31,589
     250,000    New Hampshire, HEHFA RV,
                  6.00%, 10/1/13                         261,478
      35,000    New Hampshire, HEHFA RV,
                  Elliot Hospital of Manchester,
                  6.50%, 10/1/11                          36,228
     460,000    New Hampshire, HEHFA RV,
                  Elliot Hospital of Manchester,
                  6.25%, 10/1/21                         471,711
      50,000    New Hampshire, HEHFA RV,
                  Exeter Hospital/Healthcare Issue
                  R/V, 6.00%, 10/1/13                     51,002
     200,000    New Hampshire, HEHFA RV,
                  FGIC insured, 3.50% V/R, 7/1/21++      200,000
      90,000    New Hampshire, HEHFA RV,
                  Franklin Pierce College RV,
                  Series 94, 5.50%, 10/1/04               89,816
     165,000    New Hampshire, HEHFA RV,
                  Franklin Pierce College RV,
                  Series 94, 5.50%, 10/1/04              175,258
       5,000    New Hampshire, HEHFA RV,
                  Hitchcock Clinic Issue, MBIA
                  insured, 6.00%, 7/1/15                   5,263
      85,000    New Hampshire, HEHFA RV,
                  Lakes Region Hospital Association,
                  5.75%, 1/1/11                           88,403
      15,000    New Hampshire, HEHFA RV,
                  Mary Hitchcock Memorial Hospital,
                  FGIC insured, 4.90%,8/15/01             15,094
      50,000    New Hampshire, HEHFA RV,
                  Nashua Memorial Hospital RV,
                  5.50%, 10/1/02                          50,952


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       15                            Forum Funds

--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2001
--------------------------------------------------------------------------------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  REVENUE - HEALTH & EDUCATION, CONTINUED
  $  400,000    New Hampshire, HEHFA RV,
                  River Woods at Exeter,
                  9.00%, 3/1/23                        $ 448,616
     125,000    New Hampshire, HEHFA RV,
                  Rivier College RV, 6.90%, 1/1/13       134,448
     175,000    New Hampshire, HEHFA RV,
                  Wentworth-Douglass Hospital,
                  5.40%, 1/1/07                          184,007
                                                       ---------
                                                       3,304,099
                                                       ---------
  REVENUE - HOUSING (8.2%)
      10,000    New Hampshire, HSG AUTH,
                  SFM RV, 6.75%, 7/1/04                   10,236
      75,000    New Hampshire, HSG AUTH,
                  SFM RV, Series A, 5.25%, 1/1/07         77,588
      95,000    New Hampshire, HSG AUTH,
                  SFM RV, Series B, 5.90%, 1/1/07        101,064
      80,000    New Hampshire, HSG AUTH,
                  SFM RV, Series B, 6.00%, 1/1/08         81,770
      90,000    New Hampshire, HSG AUTH,
                  SFM RV, Series B, 6.00%, 7/1/08         92,112
     450,000    New Hampshire, SHF Authority,
                  Series B, 5.60%, 7/1/03                460,260
     125,000    New Hampshire, SHF Authority,
                  Series SB, 4.85%, 1/1/05               125,305
      90,000    New Hampshire, SHF Authority,
                  Series SB, 4.95%, 1/1/06                90,156
                                                       ---------
                                                       1,038,491
                                                       ---------
 REVENUE - PUERTO RICO (2.2%)
     195,000    Puerto Rico, Electric Power
                  Authority Revenue Bonds,
                  Series U, MBIA- IBC-BNY insured,
                  6.00%, 7/1/04                          212,043
      40,000    Puerto Rico, Industrial, Medical
                  & Environmental, Pollution Control
                  Facilities Financing Authority,
                  Abbott Chemicals Inc. Project,
                  Chase Manhattan Bank, LOC, 6.50%,
                  7/1/09                                  40,192


     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
 REVENUE - PUERTO RICO, CONTINUED
 $    25,000    Puerto Rico, Infrastructure Financing
                  Authority RV, U/R Balance,
                  Series A, 7.75%, 7/1/08              $  25,368
                                                       ---------
                                                         277,603
                                                       ---------
  REVENUE - TRANSPORTATION (14.9%)
     495,000    New Hampshire State Turnpike
                  System RV, Series A, FGIC
                  insured, 7.00%, 11/1/06                552,217
   1,175,000    New Hampshire State Turnpike
                  System RV, Series A, FGIC
                  insured, 6.75%, 11/1/11              1,335,400
                                                       ---------
                                                       1,887,617
                                                       ---------
  REVENUE - VIRGIN ISLANDS (3.7%)
      10,000    Virgin Islands, HFA, SFM RV,
                  GNMA Mortgage Backed Series A,
                  6.00%, 3/1/05                           10,204
     300,000    Virgin Islands, PFA RV, COLL USG,
                  Citibank N.A., LOC, 7.30%, 10/1/18     379,533
      10,000    Virgin Islands, PFA RV, Series D,
                  LOC, 6.00%, 10/1/05                     10,279
      15,000    Virgin Islands, PFA, Tax RV, Senior
                  Lien, LOC, 5.50%, 10/1/08               15,453
      35,000    Virgin Islands, Water & Power
                  Authority, Power RV, 5.25%, 7/1/06      35,909
      10,000    Virgin Islands, Water & Power
                  Authority, Electric System
                  RV, 5.25%, 7/1/08                       10,275
                                                       ---------
                                                         461,653
                                                       ---------


  Total Municipal Bonds & Notes
    (cost $12,118,795)                                12,416,055
                                                      ----------
  TOTAL INVESTMENTS (98.3%)
    (cost $12,118,795)                                12,416,055
                                                     -----------
  OTHER ASSETS & LIABILITIES, NET (1.7%)                 209,499
                                                     -----------
  NET ASSETS (100.0%)                                $12,625,554
                                                     ===========


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       16                            Forum Funds

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001
--------------------------------------------------------------------------------

                             SECURITY
    SHARES                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  COMMON STOCK (65.2%)
  BASIC MATERIALS (1.4%)
       5,500    Centex Corp.                           $ 229,075
                                                       ---------
  COMMUNICATIONS (3.3%)
       5,060    Telefonos de Mexico SA ADR               159,592
      20,400    WorldCom, Inc.+                          381,225
                                                       ---------
                                                         540,817
                                                       ---------
  CONSUMER CYCLICAL (4.3%)
      16,700    Brunswick Corp.                          327,821
       8,000    Philip Morris Cos., Inc.                 379,600
                                                       ---------
                                                         707,421
                                                       ---------
  ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
    EXCEPT COMPUTER EQUIPMENT (7.6%)
       5,900    Applied Materials, Inc.+                 256,650
      15,250    Fairchild Semiconductor Corp.+           203,130
      12,300    Intel Corp.                              323,644
      14,500    Teradyne, Inc.+                          478,500
                                                       ---------
                                                       1,261,924
                                                       ---------
  ENERGY (8.2%)
       3,900    Chevron Corp.                            342,420
       9,800    Conoco, Inc. - Class B                   276,850
       4,200    ENSCO International, Inc.                147,000
       4,000    Transocean Sedco Forex, Inc.             173,400
      16,000    USX-Marathon Group, Inc.                 431,200
                                                       ---------
                                                       1,370,870
                                                       ---------
  FINANCIAL (9.7%)
       6,900    Citigroup, Inc.                          310,362
       6,525    J.P. Morgan Chase & Co.                  292,973
       4,800    Lehman Brothers Holding, Inc.            300,960
       3,700    Federal National Mortgage Association    294,520
       7,700    Washington Mutual, Inc.                  421,575
                                                       ---------
                                                       1,620,390
                                                       ---------
  HEALTH CARE (7.4%)
       5,600    Abbott Laboratories                      264,264
       3,600    Johnson & Johnson, Inc.                  314,892
       2,500    Merck & Co., Inc.                        189,750
       3,800    Procter & Gamble Co.                     237,880
       6,000    Schering-Plough Corp.                    219,180
                                                       ---------
                                                       1,225,966
                                                       ---------
  TECHNOLOGY (21.2%)
      30,775    AVX Corp.                                531,176
      13,800    Compaq Computer Corp.                    251,160

                             SECURITY
    SHARES                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
TECHNOLOGY, CONTINUED
       9,300    Hewlett-Packard Co.                    $ 290,811
       2,800    IBM Corp.                                269,304
       5,000    NCR Corp.+                               195,150
       3,800    Northrop Grumman Corp.                   330,600
      21,000    Sawtek, Inc.+                            374,062
      25,000    Silicon Storage Technology, Inc.+        217,000
       5,600    Symantec Corp.+                          234,150
       9,100    Teleflex, Inc.                           372,645
       5,500    Tyco International, Inc. Ltd.            237,765
       3,150    United Technologies Corp.                230,895
                                                       ---------
                                                       3,534,718
                                                       ---------
  UTILITIES (2.1%)
      11,500    Teco Energy, Inc.                        344,540
                                                       ---------
  Total Common Stock
    (cost $10,298,999)                                10,835,721
                                                      ----------
     FACE
    AMOUNT
  ----------
  CORPORATE BONDS & NOTES (21.3%)
  $  200,000    Associates Corp. of North America,
                  6.10%, 1/15/05                         202,727
     100,000    Avco Financial Services,
                  7.38%, 8/15/01                         100,843
     150,000    Bear Stearns Cos., Inc.,
                  6.63%, 1/15/04                         152,930
     200,000    Boeing Co., 6.35%, 6/15/03               207,189
     300,000    Diageo Capital Plc, 5.63%, 6/24/04       310,994
     250,000    Dow Chemical Co., 5.97%, 1/15/09         248,005
     300,000    Goldman Sachs Group, Inc.,
                  6.65%, 5/15/09                         300,226
     200,000    Ingersoll-Rand Co., 6.58%, 12/5/05       205,272
     200,000    JP Morgan Chase & Co., 6.25%, 1/15/06    202,446
     200,000    New York Telephone Co., 6.00%, 4/15/08   198,614
     300,000    Potomac Electric Power Co.,
                  5.63%, 10/15/03                        301,969
     177,000    Philip Morris Cos., Inc.,
                  7.63%, 5/15/02                         180,730
     200,000    Sears Roebuck Acceptance Corp.,
                  6.75%, 9/15/05                         203,164
     300,000    Sony Corp., 6.13%, 3/4/03                305,771


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       17                            Forum Funds

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2001
--------------------------------------------------------------------------------

     FACE                    SECURITY
    AMOUNT                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  CORPORATE BONDS & NOTES, CONTINUED
  $  200,000    Wal-Mart Stores, Inc., 6.88%, 8/10/09  $ 211,958
     200,000    WorldCom Inc., 6.13%, 8/15/01            200,340
                                                       ---------
  Total Corporate Bonds & Notes
   (cost $3,513,739)                                   3,533,178
                                                       ---------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.9%)
  FHLMC (4.9%)
     200,000    Series 1491 GC, 6.90%, 11/15/21          203,514
     200,000    Series 1678 C, 6.00%, 8/15/08            202,136
     400,000    Series 1992-184 C, 7.00%, 10/25/21       410,870
                                                       ---------
  Total Collateralized Mortgage Obligations
    (cost $798,125)                                      816,520
                                                       ---------
  GOVERNMENT AGENCY NOTES (1.8%)
     200,000    FHLB, 6.1%, 2/16/11                      201,200
     100,000    FNMA, 5.63%, 5/14/04                     102,186
                                                       ---------
  Total Government Agency Notes
    (cost $296,548)                                      303,386
                                                       ---------
  MORTGAGE BACKED SECURITIES (0.4%)
  GNMA (0.4%)
      68,923    Pool 394795, 7.50%, 10/15/10              71,626
                                                       ---------
  Total Mortgage Backed Securities
    (cost $70,817)                                        71,626
                                                       ---------

                             SECURITY
    SHARES                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  REAL ESTATE INVESTMENT TRUST (5.7%)
      16,000    Archstone Communities Trust            $ 393,600
       6,900    Duke-Weeks Realty Corp.                  159,735
       3,300    Equity Residential Properties Trust      171,699
       9,200    Highwoods Properties, Inc.               226,780
                                                       ---------
  Total Real Estate Investment Trust
    (cost $977,428)                                      951,814
                                                       ---------
     FACE
    AMOUNT
  ----------
  SHORT-TERM HOLDINGS (0.7%)
     109,475    Deutsche Cash Management Fund
                  5.18% (cost $109,475)                 109,475
                                                    -----------
  TOTAL INVESTMENTS (100.0%)
    (cost $16,065,131)                               16,621,720
                                                    -----------
  ASSETS & OTHER LIABILITIES, NET (0.0%)
                                                          4,211
                                                    -----------
  NET ASSETS (100.0%)                               $16,625,931
                                                    ===========


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       18                            Forum Funds

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001
--------------------------------------------------------------------------------

                             SECURITY
    SHARES                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  COMMON STOCK (97.9%)
  BASIC MATERIALS (7.1%)
      12,000    Air Products & Chemicals, Inc.         $ 460,800
      17,000    Willamette Industries, Inc.              782,000
                                                       ---------
                                                       1,242,800
                                                       ---------
  COMMUNICATIONS (7.4%)
      20,700    AT&T Corp.                               440,910
         250    Avaya Inc.+                                3,250
       9,760    Verizon Communications                   481,168
      20,000    WorldCom, Inc.+                          373,750
                                                       ---------
                                                       1,299,078
                                                       ---------
  CONSUMER CYCLICAL (8.0%)
      10,000    Federated Department Stores, Inc.+       415,500
      12,000    Nike, Inc. - Class B                     486,600
      16,000    TJX Cos., Inc.                           512,000
                                                       ---------
                                                       1,414,100
                                                       ---------
  CONSUMER STAPLES (8.2%)
       7,000    CVS Corp.                                409,430
      30,000    Ruddick Corp.                            411,000
       5,000    Safeway, Inc.+                           275,750
      12,000    Walt Disney Co.                          343,200
                                                       ---------
                                                       1,439,380
                                                       ---------
  ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
    EXCEPT COMPUTER EQUIPMENT (7.3%)
       8,000    Applied Materials, Inc.+                 348,000
      15,000    Fairchild Semiconductor Corp.+           199,800
      14,000    Intel Corp.                              368,375
      12,000    Texas Instruments, Inc.                  371,760
                                                       ---------
                                                       1,287,935
                                                       ---------
  ENERGY (6.8%)
       4,000    Chevron Corp.                            351,200
       5,000    Exxon Mobil Corp.                        405,000
       8,000    Phillips Petroleum Co.                   440,400
                                                       ---------
                                                       1,196,600
                                                       ---------
  FINANCIAL (18.3%)
      16,000    Citigroup, Inc.                          719,680
      11,844    FleetBoston Financial Corp.              447,111

                             SECURITY
    SHARES                  DESCRIPTION                  VALUE
  ----------              ---------------              ---------
  FINANCIAL, CONTINUED
      10,500    J.P. Morgan Chase & Co.                $ 471,450
      12,000    Merrill Lynch & Co., Inc.                664,800
      10,000    North Fork Bancorp., Inc.                259,500
      13,330    Wells Fargo & Co.                        659,435
                                                       ---------
                                                       3,221,976
                                                       ---------
  HEALTH CARE (13.8%)
      10,000    Bristol-Myers Squibb Co.                 594,000
       3,000    Johnson & Johnson                        262,410
       7,000    Merck & Co., Inc.                        531,300
       6,000    Procter & Gamble Co.                     375,600
      12,000    Schering-Plough Corp.                    438,360
       5,000    Tenet Healthcare Corp.+                  220,000
                                                       ---------
                                                       2,421,670
                                                       ---------
  TECHNOLOGY (21.0%)
       5,000  AVX Corp.                                   86,300
      25,000  Compaq Computer Corp.                      455,000
       5,000  Cooper Cameron Corp.+                      270,000
      10,000  Hewlett-Packard Co.                        312,700
       8,000  Litton Industries, Inc.+                   642,640
      20,000  Lucent Technologies, Inc.                  199,400
       6,000  Microsoft Corp.+                           328,125
       7,000  Teleflex, Inc.                             286,650
       5,000  Tellabs, Inc.+                             203,437
      20,000  Timken Co.                                 313,000
       8,000  United Technologies Corp.                  586,400
                                                       ---------
                                                       3,683,652
                                                       ---------
  Total Common Stock
    (cost $13,532,857)                                17,207,191
                                                      ----------
     FACE
    AMOUNT
  ----------
  SHORT-TERM HOLDINGS (2.1%)
  $  361,674    Deutsche Cash Management Fund,
                  5.18% (cost $361,674)                  361,674
                                                     -----------
  TOTAL INVESTMENTS (100.0%)
    (cost $13,894,531)                                17,568,865
                                                     -----------
 OTHER ASSETS & LIABILITIES, NET (0.0%)                  (6,882)
                                                     -----------
 NET ASSETS (100.0%)                                 $17,561,983
                                                     ===========


See Notes to Schedules of Investments and Notes to Financial Statements.
                                       19                            Forum Funds

--------------------------------------------------------------------------------


NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

++ Certain variable rate securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on March 31, 2001.

+    Non-income producing securities.

* Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933, as amended ( the "1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act.

ACA             American Capital Assets
ADR             American Depository Receipts
AMBAC           American Municipal Bond Assurance Corporation
BNY             Bank of New York
CBI             Certificate of Bond Insurance
COLL            Collateralized
ETM             Escrowed to Maturity
FGIC            Financial Guaranty Insurance Company
FHA             Federal Housing Authority
FHLB            Federal Home Loan Bank
FHLMC           Federal Home Loan Mortgage Corporation
FNMA            Federal National Mortgage Association
FSA             Financial Security Assurance, Inc.
GO              General Obligation
HEFA            Higher Education Facilities Authority
HEHFA           Higher Education & Health Facilities Authority
HFA             Housing Finance Authority
HSG AUTH        State Housing Authority
IBC             Insured Bond Certification
IDA             Industrial Development Authority
LO              Limited Obligation
LOC             Letter of Credit
LTGO            Limited Tax General Obligation
MBIA            Municipal Bond Insurance Association
Muni            Municipal
P/R             Prerefunded
PCR             Pollution Control Revenue
PFA             Public Finance Authority
RV              Revenue Bonds
RTC             Resolution Trust Company
SD              School District
SHF             State Housing Finance
SFM             Single Family Mortgage
SRF             State Revolving Loan Fund
U/R             Unrefunded
USD             Unified School District
USG             U.S. Governments
UTGO            Unlimited Tax General Obligation
V/R             Variable Rate


See Notes to Financial Statements.     20                            FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2001
--------------------------------------------------------------------------------

                                                                                                         MAINE
                                                               INVESTORS            TAXSAVER            TAXSAVER
                                                                 BOND                 BOND                BOND
                                                                 FUND                 FUND                FUND
                                                          ------------------   -----------------   -----------------
ASSETS
   Investments (Note 2):
     Investments, at cost                                      $ 13,914,592        $ 20,775,150        $ 31,529,457
     Net unrealized appreciation (depreciation)                    (601,089)            259,483           1,228,455
                                                          ------------------   -----------------   -----------------
   Total investments, at value                                   13,313,503          21,034,633          32,757,912
   Cash                                                                   -                   -                   -
   Interest, dividends and other receivables                        186,054             343,864             646,370
   Receivable for fund shares sold                                      973                   -              97,831
                                                          ------------------   -----------------   -----------------
Total Assets                                                     13,500,530          21,378,497          33,502,113
                                                          ------------------   -----------------   -----------------
LIABILITIES
   Dividends payable                                                 56,115              40,310              41,387
   Payable for fund shares redeemed                                  47,000                   -                   -
   Payable to administrator (Note 3)                                  1,128               1,838               2,820
   Payable to adviser (Note 3)                                        2,317              11,607              10,083
   Accrued expenses and other liabilities                            22,388              23,931              26,121
                                                          ------------------   -----------------   -----------------
Total Liabilities                                                   128,948              77,686              80,411
                                                          ------------------   -----------------   -----------------
NET ASSETS                                                     $ 13,371,582        $ 21,300,811        $ 33,421,702
                                                          ==================   =================   =================
COMPONENTS OF NET ASSETS
   Paid-in capital                                             $ 15,309,346        $ 21,176,288        $ 32,275,537
   Undistributed (distributions in excess of)
     net investment income                                                1               8,268                 (15)
   Unrealized appreciation (depreciation) on investments           (601,089)            259,483           1,228,455
   Accumulated net realized gain (loss)                          (1,336,676)           (143,228)            (82,275)
                                                          ------------------   -----------------   -----------------
NET ASSETS                                                     $ 13,371,582        $ 21,300,811        $ 33,421,702
                                                          ==================   =================   =================
SHARES OF BENEFICIAL INTEREST                                     1,322,465           2,038,835           3,022,903
                                                          ==================   =================   =================
NET ASSET VALUE, AND
      REDEMPTION PRICE PER SHARE                                    $ 10.11             $ 10.45             $ 11.06
                                                          ==================   =================   =================
OFFERING PRICE PER SHARE
      (NAV / (1-MAXIMUM SALES LOAD))                                $ 10.50             $ 10.85             $ 11.40
                                                          ==================   =================   =================
MAXIMUM SALES LOAD                                                    3.75%               3.75%               3.00%
                                                          ==================   =================   =================


See Notes to Financial Statements.     21                            FORUM FUNDS

--------------------------------------------------------------------------------

MARCH 31, 2001
--------------------------------------------------------------------------------

                                                                    NEW
                                                                 HAMPSHIRE            PAYSON            PAYSON
                                                               TAXSAVER BOND         BALANCED           VALUE
                                                                    FUND               FUND              FUND
                                                             ------------------  -----------------   -------------
ASSETS
   Investments (Note 2):
     Investments, at cost                                         $ 12,118,795       $ 16,065,131    $ 13,894,531
     Net unrealized appreciation (depreciation)                        297,260            556,589       3,674,334
                                                             ------------------  -----------------   -------------
   Total investments, at value                                      12,416,055         16,621,720      17,568,865
   Cash                                                                  3,715                  -               -
   Interest, dividends and other receivables                           235,707             74,642          17,331
   Receivable for fund shares sold                                           -              1,982          14,046
                                                             ------------------  -----------------   -------------
Total Assets                                                        12,655,477         16,698,344      17,600,242
                                                             ------------------  -----------------   -------------
LIABILITIES
   Dividends payable                                                    10,721             43,435              51
   Payable for fund shares redeemed                                          -              2,132               -
   Payable to administrator (Note 3)                                         -              1,227           2,118
   Payable to adviser (Note 3)                                               -              7,764          11,340
   Accrued expenses and other liabilities                               19,202             17,855          24,750
                                                             ------------------  -----------------   -------------
Total Liabilities                                                       29,923             72,413          38,259
                                                             ------------------  -----------------   -------------
NET ASSETS                                                        $ 12,625,554       $ 16,625,931    $ 17,561,983
                                                             ==================  =================   =============
COMPONENTS OF NET ASSETS
   Paid-in capital                                                $ 12,404,399       $ 15,875,449    $ 13,500,438
   Undistributed (distributions in excess of )
     net investment income                                                 484            (35,013)            (54)
   Unrealized appreciation (depreciation) on investments               297,260            556,589       3,674,334
   Accumulated net realized gain (loss)                                (76,589)           228,906         387,265
                                                             ------------------  -----------------   -------------
NET ASSETS                                                        $ 12,625,554       $ 16,625,931    $ 17,561,983
                                                             ==================  =================   =============
SHARES OF BENEFICIAL INTEREST                                        1,176,086          1,333,127         996,282
                                                             ==================  =================   =============
NET ASSET VALUE, AND
      REDEMPTION PRICE PER SHARE                                       $ 10.74            $ 12.47         $ 17.63
                                                             ==================  =================   =============

OFFERING PRICE PER SHARE
      (NAV+(1-MAXIMUM SALES LOAD))                                     $ 11.07            $ 12.99         $ 18.36
                                                             ==================  =================   =============
MAXIMUM SALES LOAD                                                       3.00%              4.00%           4.00%
                                                             ==================  =================   =============



See Notes to Financial Statements.     22                            FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2001
--------------------------------------------------------------------------------

                                                                                                         MAINE
                                                                INVESTORS           TAXSAVER            TAXSAVER
                                                                   BOND               BOND                BOND
                                                                   FUND               FUND                FUND
                                                             -----------------  -----------------   -----------------

INVESTMENT INCOME
    Interest income                                               $ 2,107,730        $ 1,308,496         $ 1,626,507
    Dividend income                                                   270,930                  -                   -
                                                             -----------------  -----------------   -----------------
Total Investment Income                                             2,378,660          1,308,496           1,626,507
                                                             -----------------  -----------------   -----------------

EXPENSES
    Investment advisory (Note 3)                                      111,176             98,499             127,243
    Administrator (Note 3)                                             55,588             49,249              63,622
    Transfer agency (Note 3)                                           83,033             74,728             106,640
    Custody (Note3)                                                     7,775              7,267               7,553
    Accounting (Note 3)                                                40,900             39,900              50,900
    Audit                                                              20,726             17,919              17,796
    Legal                                                                 322                344              10,761
    Compliance                                                          3,299              2,963               5,823
    Trustees                                                            1,326              1,114               1,415
    Pricing                                                             2,663              8,014              25,073
    Miscellaneous                                                      10,232              9,694              18,611
                                                             -----------------  -----------------   -----------------
Total Expenses                                                        337,040            309,691             435,437
    Fees waived (Note 4)                                             (111,067)          (109,202)           (169,656)
                                                             -----------------  -----------------   -----------------
Net Expenses                                                          225,973            200,489             265,781
                                                             -----------------  -----------------   -----------------

NET INVESTMENT INCOME                                               2,152,687          1,108,007           1,360,726
                                                             -----------------  -----------------   -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
    Net realized gain (loss) on investments                          (634,120)           165,803              36,191
    Net change in unrealized appreciation (depreciation)
       on investments                                               2,999,984            794,793           1,240,513
                                                             -----------------  -----------------   -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS                                                     2,365,864            960,596           1,276,704
                                                             -----------------  -----------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                     $ 4,518,551        $ 2,068,603         $ 2,637,430
                                                             =================  =================   =================


See Notes to Financial Statements.     23                            FORUM FUNDS

--------------------------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 2001
--------------------------------------------------------------------------------

                                                                  NEW
                                                               HAMPSHIRE          PAYSON           PAYSON
                                                               TAXSAVER          BALANCED          VALUE
                                                               BOND FUND           FUND             FUND
                                                             --------------  -----------------  -------------
INVESTMENT INCOME
    Interest income                                              $ 590,957          $ 339,762       $ 33,589
    Dividend income                                                      -            228,547        261,347
                                                             --------------  -----------------  -------------
Total Investment Income                                            590,957            568,309        294,936
                                                             --------------  -----------------  -------------
EXPENSES
    Investment advisory (Note 3)                                    47,157            104,188        151,598
    Administrator (Note 3)                                          23,578             34,729         37,900
    Transfer agency (Note 3)                                        45,792             61,224         67,225
    Custody (Note3)                                                  5,693              9,204          6,277
    Accounting (Note 3)                                             38,900             38,900         38,900
    Audit                                                           14,531             10,500         10,500
    Legal                                                            6,577              4,421          5,203
    Compliance                                                       4,647              6,744          5,937
    Trustees                                                           521                773            847
    Pricing                                                         17,342              3,351          1,487
    Miscellaneous                                                   10,297             10,048         10,747
                                                             --------------  -----------------  -------------
Total Expenses                                                     215,035            284,082        336,621
    Fees waived (Note 4)                                          (116,491)           (51,508)       (39,396)
                                                             --------------  -----------------  -------------
Net Expenses                                                        98,544            232,574        297,225
                                                             --------------  -----------------  -------------
NET INVESTMENT INCOME                                              492,413            335,735         (2,289)
                                                             --------------  -----------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
    Net realized gain (loss) on investments                         22,884          1,344,879      1,500,254
    Net change in unrealized appreciation (depreciation)
       on investments                                              436,693           (146,446)    (2,829,729)
                                                             --------------  -----------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS                                                    459,577          1,198,433     (1,329,475)
                                                             --------------  -----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                    $ 951,990        $ 1,534,168   $ (1,331,764)
                                                             ==============  =================  =============


See Notes to Financial Statements.     24                            FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2000 AND MARCH 31, 2001
--------------------------------------------------------------------------------

                                                       INVESTORS BOND          TAXSAVER BOND
                                                            FUND                   FUND
                                                 ------------------------- --------------------------
                                                    AMOUNT       SHARES       AMOUNT       SHARES
                                                    ------       ------       ------       ------
NET ASSETS - MARCH 31, 1999                      $ 70,445,537              $ 37,447,179
---------------------------                      -------------             -------------
OPERATIONS
  Net investment income                             4,221,812                 1,531,170
  Net realized gain on investments                   (702,555)                 (309,031)
  Net change in unrealized appreciation
    (depreciation) on investments                  (3,147,442)               (1,523,558)
                                                 -------------             -------------
Net Increase in Net Assets Resulting from
  Operations                                          371,815                  (301,419)
                                                 -------------             -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                            (4,221,812)               (1,531,170)
  In excess of net investment income                        -                         -
  Net realized gain on investments                          -                         -
  In excess of gain on investments                          -                         -
                                                 -------------             -------------
Total Distributions to Shareholders                (4,221,812)               (1,531,170)
                                                 -------------             -------------

CAPITAL SHARE TRANSACTIONS
  Sale of shares                                    5,765,203     577,148     2,798,493      273,055
  Reinvestment of distributions                       616,156      62,388       448,541       44,049
  Redemption of shares                            (22,545,122) (2,286,593)   (9,681,197)    (944,871)
                                                 ------------- ----------- ------------- ------------
Net Increase (Decrease) in Capital Transactions   (16,163,763) (1,647,057)   (6,434,163)    (627,767)
                                                 ------------- =========== ------------- ============
Net Increase (Decrease) in Net Assets             (20,013,760)               (8,266,752)
                                                 -------------             -------------

NET ASSETS - MARCH 31, 2000
---------------------------
  (Including line (a))                             50,431,777                29,180,427
                                                 -------------             -------------

OPERATIONS
  Net investment income                             2,152,687                 1,108,007
  Net realized gain (loss) on investments            (634,120)                  165,803
  Net change in unrealized appreciation
    (depreciation) on investments                   2,999,984                   794,793
                                                 -------------             -------------
Net Increase (Decrease) in Net Assets Resulting     4,518,551                 2,068,603
  from Operations                                -------------             -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                            (2,152,686)               (1,108,006)
  Net realized gain on investments                          -                         -
                                                 -------------             -------------
Total Distribution to Shareholders                 (2,152,686)               (1,108,006)
                                                 -------------             -------------

CAPITAL SHARE TRANSACTIONS
  Sale of shares                                    1,523,930     156,077     2,885,882      279,198
  Reinvestment of distributions                       498,105      52,003       376,094       36,931
  Redemption of shares                            (41,448,095) (4,065,817)  (12,102,189)  (1,179,505)
                                                 ------------- ----------- ------------- ------------
Net Increase (Decrease) in Capital Transactions   (39,426,060) (3,857,737)   (8,840,213)    (863,376)
                                                 ------------- =========== ------------- ============
Net Increase (Decrease) in Net Assets             (37,060,195)               (7,879,616)
                                                 -------------             -------------
NET ASSETS - MARCH 31, 2001
---------------------------
  (Including line (b))                           $ 13,371,582              $ 21,300,811
                                                 =============             =============
(a) Accumulated undistributed (distributions
    in excess of) net investment income
    March 31, 2000                               $          -              $      8,267
                                                 =============             =============
(b) Accumulated undistributed (distributions
    in excess of) net investment income,
    March 31, 2001                               $          1                   $ 8,268
                                                 =============             =============


See Notes to Financial Statements.     25                            FORUM FUNDS

--------------------------------------------------------------------------------

FOR THE YEARS ENDED MARCH 31, 2000 AND MARCH 31, 2001
--------------------------------------------------------------------------------

                                                                                     NEW HAMPSHIRE
                                                        MAINE TAXSAVER               TAXSAVER BOND
                                                          BOND FUND                      FUND
                                                 ------------------------- -------------------------
                                                    AMOUNT       SHARES       AMOUNT       SHARES
                                                    ------       ------       ------       ------
NET ASSETS - MARCH 31, 1999                      $ 32,659,246              $ 15,227,214
---------------------------                      -------------             -------------
OPERATIONS
  Net investment income                             1,463,102                   650,250
  Net realized gain on investments                   (117,360)                  (94,841)
  Net change in unrealized appreciation
    (depreciation) on investments                  (1,219,370)                 (607,259)
                                                 -------------             -------------
Net Increase in Net Assets Resulting from             126,372                   (51,850)
  Operations                                     -------------             -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                            (1,463,102)                 (650,250)
  In excess of net investment income                      (15)                        -
  Net realized gain on investments                    (21,390)                        -
  In excess of gain on investments                     (1,121)                   (2,495)
                                                 -------------             -------------
Total Distributions to Shareholders                (1,485,628)                 (652,745)
                                                 -------------             -------------

CAPITAL SHARE TRANSACTIONS
  Sale of shares                                    6,499,166     589,162     2,026,085    193,804
  Reinvestment of distributions                       904,112      84,641       468,920     45,012
  Redemption of shares                             (6,765,315)   (617,405)   (5,373,166)  (521,842)
                                                 ------------- ----------- ------------- ----------
Net Increase (Decrease) in Capital Transactions       637,963      56,398    (2,878,161)  (283,026)
                                                 ------------- =========== ------------- ==========
Net Increase (Decrease) in Net Assets                (721,293)               (3,582,756)
                                                 -------------             -------------
NET ASSETS - MARCH 31, 2000
---------------------------
  (Including line (a))                             31,937,953                11,644,458
                                                 -------------             -------------

OPERATIONS
  Net investment income                             1,360,726                   492,413
  Net realized gain (loss) on investments              36,191                    22,884
  Net change in unrealized appreciation
    (depreciation) on investments                   1,240,513                   436,693
                                                 -------------             -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                         2,637,430                   951,990
                                                 -------------             -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                            (1,360,726)                 (492,418)
  Net realized gain on investments                          -                         -
                                                 -------------             -------------
Total Distribution to Shareholders                 (1,360,726)                 (492,418)
                                                 -------------             -------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                    3,523,372     324,324     2,692,400    257,705
  Reinvestment of distributions                       829,982      77,026       350,338     33,417
  Redemption of shares                             (4,146,309)   (385,259)   (2,521,214)  (242,488)
                                                 ------------- ----------- ------------- ----------
Net Increase (Decrease) in Capital Transactions       207,045      16,091       521,524     48,634
                                                 ------------- =========== ------------- ==========
Net Increase (Decrease) in Net Assets               1,483,749                   981,096
                                                 -------------             -------------
NET ASSETS - MARCH 31, 2001
---------------------------
  (Including line (b))                           $ 33,421,702              $ 12,625,554
                                                 =============             =============

(a) Accumulated undistributed (distributions
      in excess of) net investment income
      March 31, 2000                             $        (15)             $        489
                                                 =============             =============
(b) Accumulated undistributed (distributions
      in excess of) net investment income,
      March 31, 2001                             $        (15)             $        484
                                                 =============             =============


See Notes to Financial Statements.     26                            FORUM FUNDS

--------------------------------------------------------------------------------

FOR THE YEARS ENDED MARCH 31, 2000 AND MARCH 31, 2001
--------------------------------------------------------------------------------

                                                           PAYSON                      PAYSON
                                                          BALANCED                     VALUE
                                                            FUND                        FUND
                                                 ------------------------- -------------------------
                                                    AMOUNT       SHARES       AMOUNT       SHARES
                                                    ------       ------       ------       ------
NET ASSETS - MARCH 31, 1999                      $ 23,189,073              $ 18,253,356
---------------------------                      -------------             -------------
OPERATIONS
  Net investment income                               445,725                    42,479
  Net realized gain on investments                    (32,807)                1,413,947
  Net change in unrealized appreciation
    (depreciation) on investments                     447,875                 1,573,965
                                                 -------------             -------------
Net Increase in Net Assets Resulting from             860,793                 3,030,391
  Operations                                     -------------             -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                              (445,725)                  (42,479)
  In excess of net investment income                  (31,081)                      (54)
  Net realized gain on investments                   (416,450)                 (611,758)
  In excess of gain on investments                   (104,993)                        -
                                                 -------------             -------------
Total Distributions to Shareholders                  (998,249)                 (654,291)
                                                 -------------             -------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                      688,127      54,532     1,916,172     94,055
  Reinvestment of distributions                       688,608      56,763       402,187     20,141
  Redemption of shares                             (5,832,128)   (471,568)   (2,960,363)  (145,485)
                                                 ------------- ----------- ------------- ----------
Net Increase (Decrease) in Capital Transactions    (4,455,393)   (360,273)     (642,004)   (31,289)
                                                 ------------- =========== ------------- ==========
Net Increase (Decrease) in Net Assets              (4,592,849)                1,734,096
                                                 -------------             -------------
NET ASSETS - MARCH 31, 2000
---------------------------
  (Including line (a))                             18,596,224                19,987,452
                                                 -------------             -------------
OPERATIONS
  Net investment income                               335,735                    (2,289)
  Net realized gain (loss) on investments           1,344,879                 1,500,254
  Net change in unrealized appreciation
    (depreciation) on investments                    (146,446)               (2,829,729)
                                                 -------------             -------------
Net Increase (Decrease) in Net Assets               1,534,168                (1,331,764)
  Resulting from Operations                      -------------             -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                              (334,997)                        -
  Net realized gain on investments                   (982,520)               (2,486,484)
                                                 -------------             -------------

Total Distribution to Shareholders                 (1,317,517)               (2,486,484)
                                                 -------------             -------------

CAPITAL SHARE TRANSACTIONS
  Sale of shares                                      976,316      75,988     1,732,735     86,206
  Reinvestment of distributions                       863,709      69,549     1,563,453     85,570
  Redemption of shares                             (4,026,969)   (309,615)   (1,903,409)   (89,791)
                                                 ------------- ----------- ------------- ----------
Net Increase (Decrease) in Capital Transactions    (2,186,944)   (164,078)    1,392,779     81,985
                                                 ------------- =========== ------------- ==========
Net Increase (Decrease) in Net Assets              (1,970,293)               (2,425,469)
                                                 -------------             -------------
NET ASSETS - MARCH 31, 2001
---------------------------
       (Including line (b))                      $ 16,625,931              $ 17,561,983
                                                 =============             =============
(a) Accumulated undistributed (distributions
      in excess of) net investment income
      March 31, 2000                             $    (31,502)             $        (54)
                                                 =============             =============
(b) Accumulated undistributed (distributions
      in excess of) net investment income,
      March 31, 2001                             $    (35,013)             $        (54)
                                                 =============             =============


See Notes to Financial Statements.     27                            FORUM FUNDS

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout each period.

                                                               NET REALIZED
                                    BEGINNING                       AND         DIVIDENDS    DISTRIBUTION     ENDING
                                    NET ASSET       NET         UNREALIZED       FROM NET      FROM NET      NET ASSET
                                    VALUE PER    INVESTMENT   GAIN (LOSS) ON    INVESTMENT    INVESTMENT     VALUE PER
                                     SHARE         INCOME       INVESTMENTS       INCOME        GAINS          SHARE
                                    ---------    ----------   --------------    ----------   ------------    ---------
INVESTORS BOND FUND

  April 1, 2000 to March 31, 2001    $ 9.74        $0.72          $ 0.37        $(0.72)         $    -        $10.11
  April 1, 1999 to March 31, 2000     10.32         0.68           (0.58)        (0.68)              -          9.74
  April 1, 1998 to March 31, 1999     10.57         0.67           (0.21)        (0.67)          (0.04)        10.32
  April 1, 1997 to March 31, 1998     10.19         0.71            0.38         (0.71)              -         10.57
  April 1, 1996 to March 31, 1997     10.21         0.71               -         (0.71)          (0.02)        10.19

TAXSAVER BOND FUND

  April 1, 2000 to March 31, 2001     10.05         0.45            0.40         (0.45)              -         10.45
  April 1, 1999 to March 31, 2000     10.61         0.48           (0.56)        (0.48)              -         10.05
  April 1, 1998 to March 31, 1999     10.75         0.48            0.04         (0.48)          (0.18)        10.61
  April 1, 1997 to March 31, 1998     10.49         0.53            0.27         (0.53)          (0.01)        10.75
  April 1, 1996 to March 31, 1997     10.57         0.56           (0.03)        (0.56)          (0.05)        10.49

MAINE TAXSAVER BOND FUND

  April 1, 2000 to March 31, 2001     10.62         0.46            0.44         (0.46)              -         11.06
  April 1, 1999 to March 31, 2000     11.07         0.48           (0.44)        (0.48)          (0.01)        10.62
  April 1, 1998 to March 31, 1999     11.05         0.49            0.07         (0.49)          (0.05)        11.07
  April 1, 1997 to March 31, 1998     10.73         0.51            0.33         (0.51)          (0.01)        11.05
  April 1, 1996 to March 31, 1997     10.72         0.51            0.01         (0.51)              -         10.73

NEW HAMPSHIRE TAXSAVER BOND FUND

  April 1, 2000 to March 31, 2001     10.33         0.44            0.41         (0.44)              -         10.74
  April 1, 1999 to March 31, 2000     10.80         0.47           (0.47)        (0.47)              -(c)      10.33
  April 1, 1998 to March 31, 1999     10.73         0.46            0.13         (0.46)          (0.06)        10.80
  April 1, 1997 to March 31, 1998     10.31         0.47            0.43         (0.48)              -         10.73
  April 1, 1996 to March 31, 1997     10.33         0.48           (0.02)        (0.48)              -         10.31

PAYSON BALANCED FUND

  April 1, 2000 to March 31, 2001     12.42         0.25            0.84         (0.25)          (0.79)        12.47
  April 1, 1999 to March 31, 2000     12.48         0.27            0.27         (0.27)          (0.33)        12.42
  April 1, 1998 to March 31, 1999     14.79         0.28           (1.51)        (0.28)          (0.80)        12.48
  April 1, 1997 to March 31, 1998     13.20         0.37            3.52         (0.37)          (1.93)        14.79
  April 1, 1996 to March 31, 1997     13.70         0.42            0.84         (0.42)          (1.34)        13.20

PAYSON VALUE FUND

  April 1, 2000 to March 31, 2001     21.86            -           (1.39)            -           (2.84)        17.63
  April 1, 1999 to March 31, 2000     19.30         0.06            3.19         (0.06)          (0.63)        21.86
  April 1, 1998 to March 31, 1999     21.67         0.07           (1.16)        (0.07)          (1.21)        19.30
  April 1, 1997 to March 31, 1998     16.10         0.12            6.93         (0.12)          (1.36)        21.67
  April 1, 1996 to March 31, 1997     15.99         0.21            1.80         (0.20)          (1.70)        16.10


(a)  Total return calculations do not include sales charges.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements (Note 4).
(c)  Less than $0.01 per share.


See Notes to Financial Statements.     28                            FORUM FUNDS

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------





                                   RATIOS TO AVERAGE
                                      NET ASSETS
                         -----------------------------------
           NET ASSETS AT     NET                            PORTFOLIO
  TOTAL    END OF PERIOD  INVESTMENT   NET        GROSS     TURNOVER
RETURN(A) (000'S OMITTED)   INCOME   EXPENSES   EXPENSES(B)   RATE
--------- --------------- ---------- --------   ----------- ---------



 11.90%      $13,372        7.75%      0.81%      1.21%       28%
  1.13%       50,432        6.90%      0.70%      1.05%       34%
  4.45%       70,446        6.33%      0.70%      1.02%       98%
 10.98%       85,598        6.52%      0.70%      1.22%      117%
  7.18%       22,190        6.94%      0.70%      1.45%       79%




  8.71%       21,301        4.50%      0.81%      1.26%       37%
 (0.74%)      29,180        4.68%      0.60%      1.16%       25%
  4.95%       37,447        4.48%      0.60%      1.11%       62%
  7.75%       39,203        4.95%      0.60%      1.36%       93%
  5.15%       17,757        5.28%      0.60%      1.53%       34%



  8.69%       33,422        4.28%      0.84%      1.37%       19%
  0.43%       31,938        4.50%      0.60%      1.31%       23%
  5.19%       32,659        4.42%      0.60%      1.32%       29%
  7.94%       28,196        4.65%      0.60%      1.48%       16%
  4.98%       25,827        4.77%      0.60%      1.56%       21%



  8.41%       12,626        4.18%      0.84%      1.82%       24%
  0.03%       11,644        4.46%      0.60%      1.59%       19%
  5.61%       15,227        4.28%      0.60%      1.53%       42%
  8.84%       12,908        4.45%      0.60%      1.81%       23%
  4.56%        8,691        4.65%      0.60%      2.22%       53%



  8.99%       16,626        1.93%      1.34%      1.64%       64%
  4.53%       18,596        2.05%      1.15%      1.52%       54%
 (8.20%)      23,189        2.07%      1.15%      1.49%      100%
 31.27%       24,440        2.58%      1.15%      1.57%       66%
  9.42%       18,163        3.07%      1.15%      1.67%       53%



 (6.83%)      17,562            -      1.57%      1.78%       18%
 17.20%       19,987        0.22%      1.45%      1.75%       20%
 (4.57%)      18,253        0.35%      1.45%      1.75%       41%
 45.28%       19,918        0.62%      1.45%      1.87%       39%
 13.01%       13,109        1.30%      1.45%      2.07%       24%


See Notes to Financial Statements.     29                            FORUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2001
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has eighteen active investment portfolios. Included in this report are Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund and Payson Value Fund (individually, a "Fund" and, collectively, the "Funds"). Each of Payson Balanced Fund and Payson Value Fund is a diversified series of the Trust. All other funds included in the report are non-diversified Trust series. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Each Fund commenced operations on the dates indicated as follows:

      Investors Bond Fund                                  October 2, 1989
      TaxSaver Bond Fund                                   October 2, 1989
      Maine TaxSaver Bond Fund                            December 5, 1991
      New Hampshire TaxSaver Bond Fund                   December 31, 1992
      Payson Balanced Fund                               November 25, 1991
      Payson Value Fund                                      July 31, 1992


NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION-On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS-Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2001
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly by all Funds except Payson Balanced Fund and Payson Value Fund, for which dividends are declared and paid quarterly. Net capital gains, if any, are declared and paid to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES-Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Trust accounts separately for the assets and liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide will apply to annual financial statements issued after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant effect on the financial statements.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS-The investment adviser for each of Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each of Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund at an annual rate of 0.40% of the Fund's average daily net assets. The investment adviser for Payson Balanced Fund and Payson Value Fund is H.M. Payson & Co. ("Payson").
Payson receives an advisory fee at an annual rate of 0.60% and 0.80% of the average daily net assets of Payson Balanced Fund and Payson Value Fund, respectively.

ADMINISTRATOR-The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee from each Fund at an annual rate of 0.20% of the average daily net assets of Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT-The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from each Fund an annual fee of $12,000, 0.25% of the average daily net assets of the Fund, plus certain shareholder account fees.

CUSTODIAN-The custodian is Forum Trust, LLC. Each Fund pays an annual domestic custody fee based on an annualized percentage of the average daily net assets of the Fund. Each Fund also pays an annual maintenance fee of $3,600 as well as certain other transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2001
--------------------------------------------------------------------------------

DISTRIBUTOR-Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the distributor of each Fund's shares. FFS receives and may reallow to certain institutions the sales charge paid on purchases of the Funds' shares.

For the year ended March 31, 2001, FFS reallowed $65,205,  $20,775,  $73, $1,637 and $3,162 in commissions to certain financial institutions regarding purchases of Maine Taxsaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund and Investors Bond Fund, respectively. FFS retained net commissions of $14,255, $4,996, $11, $220 and $510 from purchases of Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund and Investors Bond Fund, respectively.

OTHER SERVICE PROVIDERS-Forum Accounting Services, LLC ("FAcS") provides fund accounting services to each Fund. For its services FAcS receives an annual fee of $36,000 per Fund, plus certain amounts based upon the asset level of a Fund, as well as the number and types of portfolio transactions made by a Fund.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Certain service providers of each Fund have contractually undertaken to waive a portion of their fees and reimburse a portion of their expenses so that total expenses of each Fund would not exceed certain limitations. For the period ended March 31, 2001, fees waived and expenses reimbursed were as follows:

                                                                                       TOTAL FEES
                                                                           EXPENSES    WAIVED AND
                                   FORUM                                  REIMBURSED    EXPENSES
                                  ADVISORS   PAYSON     FSS      FADS     BY ADVISOR   REIMBURSED
                                  --------   ------     ---      ----     ----------   ----------
Investors Bond Fund                $39,569   $    -   $43,704   $27,794        $   -    $111,067
TaxSaver Bond Fund                  35,594        -    48,983    24,625            -     109,202
Maine TaxSaver Bond Fund            64,556        -    73,289    31,811            -     169,656
New Hampshire TaxSaver Bond Fund    47,148        -    29,376    22,606       17,361     116,491
Payson Balanced Fund                     -   17,886    10,451    23,171            -      51,508
Payson Value Fund                        -   16,394     4,052    18,950            -      39,396

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the period ended March 31, 2001, were as follows:



                                    COST OF      PROCEEDS FROM SALES
                                   PURCHASES       AND MATURITIES
                                   ---------     -------------------
Investors Bond Fund               $ 7,822,353       $ 46,503,618
TaxSaver Bond Fund                  8,914,751         16,841,104
Maine TaxSaver Bond Fund            5,779,165          6,594,925
New Hampshire TaxSaver Bond Fund    3,515,388          2,822,311
Payson Balanced Fund               11,022,075         14,009,243
Payson Value Fund                   3,462,566          4,441,718

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2001
--------------------------------------------------------------------------------

For federal income tax purposes, the tax basis of investment securities owned as of March 31, 2001, the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value, and the capital loss carryovers were as follows:

                                                                                               NET UNREALIZED    CAPITAL
                                                            UNREALIZED         UNREALIZED       APPRECIATION       LOSS       YEAR
                                               TAX COST     APPRECIATION      DEPRECIATION     (DEPRECIATION)   CARRYOVERS   EXPIRES
                                               --------     ------------      ------------     --------------   ----------   -------
Investors Bond Fund                          $14,038,085    $   227,012       $   951,594       $   (724,582)   $ 385,496      2008
                                                       -              -                 -                  -      827,686      2009
TaxSaver Bond Fund                            20,775,659        456,589           197,616            258,974      142,719      2008
Maine TaxSaver Bond Fund                      31,556,216      1,211,412             9,716          1,201,696      55,516       2008
New Hampshire Taxsaver Bond Fund              12,119,118        303,272             6,335            296,937      14,375       2008
                                                       -              -                 -                  -      61,709       2009
Payson Balanced Fund                          16,065,775      1,315,120           759,174            555,945           -          -
Payson Value Fund                             13,894,531      5,118,629         1,444,294          3,674,334           -          -

NOTE 6.  CONCENTRATION OF RISK

The Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund invest substantially all their assets in debt obligations of issuers located in the states of Maine and New Hampshire, respectively. The issuers' abilities to meet their obligations may be affected by economic or political developments in Maine and New Hampshire.

NOTE 7.  FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

The amounts of long-term capital gain dividends paid during the period are presented below. For federal income tax purposes, dividends from short-term capital gain are classified as ordinary income. All net investment income dividends were ordinary income, except for those Funds noted below that paid exempt income dividends. The percentage of ordinary income distributions designated as qualifying for the corporate dividends received deduction are also presented below for the applicable Funds.

                                     LONG TERM        EXEMPT      QUALIFYING
                                  CAPITAL GAIN       INTEREST      DIVIDENDS
                                  ------------       --------     ----------
Investors Bond Fund                          -              -          1.04%
TaxSaver Bond Fund                           -         99.99%              -
Maine TaxSaver Bond Fund                     -         99.84%              -
New Hampshire Taxsaver Bond Fund             -         99.91%              -
Payson Balanced Fund                $  333,586              -         21.22%
Payson Value Fund                  $ 2,416,426              -        100.00%

                          INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders,
Forum Funds:

         We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of the Investors Bond Fund, Taxsaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund and Payson Value Fund (certain of the series constituting Forum Funds), (the "Funds") as of March 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for the two years ended March 31, 2001 and 2000, and the financial highlights for each of the five years in the period ended March 31, 2001. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds as of March 31, 2001, the results of their operations, the changes in their net assets, and their financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.




                                DELOITTE & TOUCHE LLP


Boston, Massachusetts
May 18, 2001

FOR MORE INFORMATION                            FORUM
                                                FUNDS

                                                INVESTORS BOND FUND

                                                TAXSAVER BOND FUND

                                                MAINE TAXSAVER
                                                BOND FUND

                                                NEW HAMPSHIRE TAXSAVER
                                                BOND FUND

                                                PAYSON BALANCED FUND

                                                PAYSON VALUE FUND



                TRANSFER AGENT
        Forum Shareholder Services, LLC
              Two Portland Square
              Portland, ME 04101





                 DISTRIBUTOR
           Forum Fund Services, LLC
             Two Portland Square
             Portland, ME 04101

                                                       [LOGO]
                                                    FORUM FUNDS
                                                    P.O. BOX 446
                                               PORTLAND, MAINE 04112
                                              800-94FORUM (SHAREHOLDER
                                                      SERVICES)
This report is authorized for distribution    800-95FORUM (DEALER SERVICES)
only to shareholders and to others who have         207-879-0001
received a copy of the Funds' prospectus.        WWW.FORUMFUNDS.COM